UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2013

1.807726.109

HIY-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,059
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,599
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,390
		12,048
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,038
5.25% 10/1/20 (FSA Insured)	8,000	9,056
5.25% 10/1/26 (FSA Insured)	2,570	2,782
5.25% 10/1/28 (FSA Insured)	8,345	8,914
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,167
Series 2007 B, 1.84% 1/1/37 (b)	3,000	2,326
Series 2008 D:
5.5% 1/1/38	12,000	12,515
6% 1/1/27	2,600	2,873
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,516
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,800
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,757
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,221
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,694
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,021
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,953
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,150
5% 7/1/23	2,000	2,297
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 1,140	$ 1,290
5% 7/1/26	1,000	1,102
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,835
5.5% 12/1/29	7,900	8,470
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	855
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,091
		101,438
California - 18.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,094
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,825
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,697
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,366
California Dept. of Wtr. Resources Series AI, 5% 12/1/19	1,000	1,193
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	8,297
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,982
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,829
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,436
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,514
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2013, 5.25% 2/1/28	2,445	2,451
5% 3/1/19	1,800	2,064
5% 8/1/19	8,310	9,395
5% 8/1/20	5,355	5,980
5% 10/1/22	2,300	2,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22	$ 3,100	$ 3,486
5% 12/1/22	6,800	7,677
5% 11/1/24	1,600	1,779
5% 3/1/26	5,100	5,416
5% 6/1/27 (AMBAC Insured)	4,100	4,259
5% 9/1/27	10,500	11,266
5% 9/1/31	22,500	23,287
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,728
5% 9/1/32	24,995	25,688
5% 9/1/33	19,115	19,456
5% 9/1/35	4,050	4,114
5.125% 2/1/26	2,500	2,528
5.25% 9/1/23	24,300	28,143
5.25% 12/1/33	160	163
5.25% 4/1/35	12,000	12,751
5.25% 3/1/38	9,000	9,355
5.25% 11/1/40	3,200	3,336
5.5% 8/1/27	14,700	16,579
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,977
5.5% 4/1/30	5	5
5.5% 11/1/33	30,645	30,711
5.5% 3/1/40	5,900	6,286
5.6% 3/1/36	2,550	2,752
5.75% 4/1/31	5,020	5,577
6% 3/1/33	23,800	27,981
6% 4/1/38	19,600	22,313
6% 11/1/39	10,020	11,510
6.5% 4/1/33	7,900	9,379
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,525	1,613
Series 2008 L, 5.125% 7/1/22	3,065	3,241
Series 2009 E, 5.625% 7/1/25	10,000	11,130
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,329
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	9,800
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 14,000	$ 14,391
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,298
5% 6/1/28	6,175	6,599
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,830
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,434
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,304
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,843
5% 3/1/22	1,695	1,847
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,222
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,777
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	935	939
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	10,721
5.25% 10/1/26	5,000	5,478
Series 2012 A:
5% 4/1/25	4,700	5,163
5% 4/1/26	13,495	14,610
Series 2012 G, 5% 11/1/25	4,000	4,434
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,734
5% 12/1/23	7,355	8,237
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,670
Series 2005 H:
5% 6/1/17	5,000	5,351
5% 6/1/18	10,300	11,012
Series 2005 J, 5% 1/1/17	6,105	6,676
Series 2009 G1, 5.75% 10/1/30	2,500	2,765
Series 2009 I:
6.125% 11/1/29	1,600	1,861
6.375% 11/1/34	4,600	5,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A, 5.75% 3/1/30	$ 4,900	$ 5,415
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,015
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,559
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,306
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	12,849
Series 2005 A, 5.25% 7/1/24	2,800	2,822
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,160
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,839
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,163
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,510
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,806
5.75% 1/15/40	6,300	6,092
5.875% 1/15/27	2,500	2,514
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,545	21,644
5% 6/1/45	5,305	5,093
5% 6/1/45 (FSA Insured)	445	433
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,316
5.5% 8/1/29	2,000	2,253
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,966
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,057
5% 9/1/19 (AMBAC Insured)	2,545	2,681
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,118
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	$ 5,335	$ 5,938
5% 3/1/27	2,000	2,149
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,026
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,043
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,090
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,514
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,437
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,758
Series 2012:
5% 1/15/26	4,535	4,923
5% 1/15/28	4,345	4,620
5% 1/15/29	5,370	5,647
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,642
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,745
5% 2/1/24	8,200	8,995
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,874
Series 2012 P:
5% 5/1/23 (e)	6,455	7,062
5% 5/1/24 (e)	9,900	10,717
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,559
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,790
Series B:
0% 8/1/37	7,800	2,044
0% 8/1/38	10,200	2,497
0% 8/1/39	20,100	4,637
0% 8/1/40	3,000	647
0% 8/1/41	13,610	2,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	$ 2,975	$ 2,952
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,080
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,102
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,949
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,157
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,163
0% 7/1/39	9,650	2,220
0% 7/1/41	21,370	4,339
Series 2008 E:
0% 7/1/47 (a)	7,400	2,393
0% 7/1/49	25,500	3,235
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,793
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	4,995
5% 6/1/30	16,190	16,986
5% 6/1/31	11,785	12,270
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,961
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	2,841
Series A, 5% 8/1/38	5,150	5,260
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,211
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,546
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,376
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	513
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	46,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 4,475	$ 4,484
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,515
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,522
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,113
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	3,980
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,931
5.5% 5/15/17 (AMBAC Insured)	2,545	2,588
Series 2009 O:
5.25% 5/15/39	2,400	2,522
5.75% 5/15/30	12,000	13,535
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,497
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,599
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,269
5% 7/1/27	1,840	1,847
Series 2009 A, 5.75% 7/1/24	1,750	1,894
Series 2010 A, 5.5% 7/1/38	3,815	3,868
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,101
Series 2012:
5% 8/1/24	3,625	3,931
5% 8/1/25	10,000	10,737
		1,017,162
Colorado - 1.1%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,040
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,712
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	$ 5,800	$ 4,967
0% 7/15/22 (Escrowed to Maturity)	15,700	12,266
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,206
5% 9/1/22	1,500	1,596
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,608
5% 11/15/15 (e)	3,000	3,272
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,027
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,598
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,066
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,374
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	9,322
Series 2010 A, 0% 9/1/41	9,600	1,879
Series 2010 C, 5.375% 9/1/26	1,000	1,021
		56,816
District Of Columbia - 1.3%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,727
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,881
Series B, 4.75% 6/1/32	2,200	2,211
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	24,640
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	4,895
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	4,572
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	9,640
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	$ 3,200	$ 3,350
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,070
5.25% 7/1/27	4,390	4,863
5.25% 7/1/28	3,000	3,302
		70,247
Florida - 9.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	3,870	4,112
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,617
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,468
5% 7/1/25 (AMBAC Insured)	3,540	3,769
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	5,688
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,059
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,059
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,115
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,070
Series 2012 A:
5% 7/1/23	21,020	23,748
5% 7/1/27	5,695	6,164
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,152
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,265
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	8,244
Series 2011 A1:
5% 6/1/19	1,715	1,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2011 A1:
5% 6/1/20	$ 3,000	$ 3,393
Series 2012 A1, 5% 6/1/21	8,400	9,475
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	26,821
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,335
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,135
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,556
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,889
Series 2006 E, 5% 6/1/35	3,200	3,402
Series 2011 E:
5% 6/1/24	6,600	7,590
5% 6/1/27	6,500	7,252
Series 2011 F, 5% 6/1/23	6,070	6,989
Series A, 5.5% 6/1/38	2,000	2,157
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,179
5% 10/1/17	2,130	2,289
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,603
5% 7/1/18	3,320	3,550
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,194
Series 2011 B, 5% 7/1/23	10,175	11,800
Series 2012 A, 5% 7/1/25	8,940	10,114
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,469
Series A, 6.25% 10/1/31	3,000	3,333
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,978
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5.25% 6/1/19	$ 2,375	$ 2,480
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	800	812
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,090
5% 11/15/17	1,200	1,303
5% 11/15/22	1,000	1,059
Series 2005 B:
5% 11/15/15	875	954
5% 11/15/15 (Escrowed to Maturity)	125	137
5% 11/15/16	1,040	1,130
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	164
5% 11/15/30	3,565	3,609
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	532
Series 2006 G:
5% 11/15/14	1,285	1,351
5% 11/15/14 (Escrowed to Maturity)	45	47
5% 11/15/15	965	1,052
5% 11/15/15 (Escrowed to Maturity)	35	38
5% 11/15/16	1,020	1,145
5% 11/15/16 (Escrowed to Maturity)	30	34
5.125% 11/15/17	2,750	3,066
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	107
5.125% 11/15/18	965	1,069
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	40
5.125% 11/15/19	1,930	2,121
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	79
Series 2008 B, 6% 11/15/37	11,000	12,076
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,120
5% 7/1/18	2,125	2,316
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,657
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	$ 14,400	$ 14,582
Series 2009 B, 5% 10/1/18	5,150	5,247
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,078
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (e)	5,260	5,438
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,025
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,085
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,014
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	5,948
Series 2010 A1, 5.5% 10/1/30	3,000	3,180
Series 2012 A:
5% 10/1/23 (e)	7,500	8,091
5% 10/1/24 (e)	9,050	9,616
5% 10/1/30 (e)	6,095	6,157
5% 10/1/31 (e)	2,500	2,500
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,052
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,698
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,948
5% 8/1/18 (AMBAC Insured)	4,000	4,538
5% 8/1/20 (AMBAC Insured)	2,500	2,763
5% 8/1/21 (AMBAC Insured)	5,095	5,595
5% 8/1/22 (AMBAC Insured)	3,325	3,631
Series 2011 B, 5.625% 5/1/31	6,600	7,259
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	2,255	2,502
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,414
5.25% 12/1/37 (AMBAC Insured)	1,365	1,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 5,000	$ 5,240
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,332
Orange County School Board Ctfs. of Prtn. Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,169
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,845
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	3,975
Series 2012 A:
5% 10/1/23	2,300	2,695
5% 10/1/25	1,100	1,260
Series 2013 A:
5% 10/1/24	6,300	7,370
5% 10/1/25	4,800	5,577
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	12,450
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,119
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,173
5% 10/1/35 (FSA Insured)	5,000	5,052
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	1,395	1,469
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,115
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,145
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,757
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,852
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,563
Series 2010:
5% 10/1/25	4,140	4,468
5.25% 10/1/34	3,500	3,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400	$ 1,551
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,421
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,119
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,156
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,915
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,621
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,861
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,207
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,002
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,843
5.25% 7/1/16 (AMBAC Insured)	2,830	2,985
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,095
		519,100
Georgia - 3.2%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,135
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	9,785	11,488
6.25% 11/1/39	10,800	12,013
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,909
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	8,100	7,709
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	$ 7,745	$ 7,916
6.125% 9/1/40	8,810	8,827
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,144
5.25% 10/1/41	5,600	5,769
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,710
5% 1/1/24	6,500	7,331
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	640
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	8,817
Series GG, 5% 1/1/22	4,000	4,640
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,932
5% 10/1/23	4,000	4,525
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	1,600	1,612
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,139
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	8,889
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,504
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	15,561
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,073
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	14,474
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,661
		173,600
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,140	1,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B: - continued
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,430	$ 1,537
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,205	3,492
		6,209
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,868
6.75% 11/1/37	4,300	4,743
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,447
		12,058
Illinois - 15.4%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,394
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,422
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,925
Series 2011 A, 5.5% 12/1/39	7,900	7,717
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,162
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	2,749
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,963
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,658
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,005
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	741
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,345
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 20,300	$ 19,966
Series 2008 C, 5% 1/1/34	1,500	1,411
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,160
Series 2011 A, 5% 1/1/40	11,260	10,122
Series 2012 A:
5% 1/1/33	10,000	9,547
5% 1/1/34	2,440	2,276
Series A, 5% 1/1/42 (AMBAC Insured)	40	36
Chicago Midway Arpt. Rev. Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,060	3,070
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,820
5.25% 1/1/19 (AMBAC Insured)	1,780	1,786
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,377
Series 2011 C, 6.5% 1/1/41	19,400	21,547
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	7,986
Series 2013 A:
5.5% 1/1/33	2,500	2,619
5.75% 1/1/38	5,600	5,855
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,709
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,558
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,638
5% 6/1/20 (AMBAC Insured)	5,610	5,963
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,574
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,126
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,580
Series 2012 A, 5% 11/15/22	2,000	2,312
Series 2012 C, 5% 12/15/37	1,000	1,032
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,478
Series 2010 A, 5.25% 11/15/33	19,775	20,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/24	$ 9,400	$ 9,986
5% 11/15/25	14,500	15,225
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,837
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,263
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,454
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,385
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,266
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,761
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	21,861
Illinois Dev. Fin. Auth. Rev. (Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,383
5.5% 9/1/19	4,405	4,419
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	3,860	4,146
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38	4,300	4,779
Series 2010 A, 5.5% 4/1/44	3,000	3,169
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,660
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,859
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,007
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,956
6% 2/1/28 (AMBAC Insured)	2,105	2,286
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,186
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 12,615	$ 12,963
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,428
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	28,175
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	14,633
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,970
Series 2009 D, 6.625% 11/1/39	8,000	8,752
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	19,310	20,132
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,068
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,929
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,065
Series 2008 A:
5.625% 1/1/37	27,920	29,240
6% 2/1/24	300	334
Series 2009 A, 7.25% 11/1/38	7,605	8,833
Series 2009:
6.875% 8/15/38	430	464
7% 8/15/44	11,160	12,082
Series 2010 A:
5.5% 8/15/24	2,860	3,064
5.75% 8/15/29	2,320	2,468
Series 2012 A, 5% 5/15/22	2,120	2,320
Series 2012:
4% 9/1/32	5,045	4,203
5% 9/1/38	22,150	20,418
5% 11/15/43	4,395	4,275
Series 2013:
5% 11/15/28	2,375	2,483
5% 11/15/29	1,000	1,036
5% 5/15/43	10,000	8,524
5.25% 5/1/25	7,000	7,667
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5.5% 1/1/31	$ 3,000	$ 3,108
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,775
5% 1/1/23 (FSA Insured)	6,600	6,905
Series 2012 A, 5% 1/1/33	4,700	4,498
Series 2012:
5% 8/1/19	2,500	2,761
5% 8/1/21	2,000	2,158
5% 3/1/23	4,000	4,257
5% 3/1/35	2,000	1,871
5% 3/1/37	1,000	929
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,063
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,316
7% 4/1/14	500	512
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,360
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,335
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,105
5% 12/15/19	1,000	1,071
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,241
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,447
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,755
0% 12/1/21 (AMBAC Insured)	5,000	3,915
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	627
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,349
0% 12/1/16 (Escrowed to Maturity)	585	569
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,794
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Forest Preservation District Series 2007 A, 0.52% 12/15/13 (b)	$ 970	$ 970
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,506
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	2,857
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,899
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,558
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	13,037
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,215
Series 2010 B1, 0% 6/15/44 (FSA Insured)	53,800	8,683
Series 2012 B:
0% 12/15/51	16,200	1,656
5% 6/15/52	17,900	17,538
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,781
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,549
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,201
Series 1996 A, 0% 6/15/24	3,060	1,921
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	7,776
0% 6/15/45 (FSA Insured)	27,900	4,217
0% 6/15/46 (FSA Insured)	6,250	893
0% 6/15/47 (FSA Insured)	16,540	2,226
Series 2012 B, 0% 12/15/41	17,400	3,258
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,808
0% 6/15/15	7,915	7,750
0% 6/15/15 (Escrowed to Maturity)	5,355	5,308
0% 6/15/15 (Escrowed to Maturity)	1,730	1,715
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,322
Series 2007, 5% 11/15/14	1,000	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Quincy Hosp. Rev.: - continued
5% 11/15/18	$ 1,000	$ 1,098
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,469
5% 10/1/18	1,435	1,611
5% 10/1/20	1,290	1,417
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,146
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,501
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,783
Series 2009 A, 5.75% 4/1/38	7,805	8,485
Series 2010 A:
5% 4/1/25	5,125	5,562
5.25% 4/1/30	3,200	3,399
Series 2013:
6% 10/1/42	4,600	4,697
6.25% 10/1/38	4,530	4,742
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,995	1,984
0% 11/1/16 (Escrowed to Maturity)	1,615	1,576
0% 11/1/16 (FSA Insured)	4,885	4,681
0% 11/1/17 (FSA Insured)	3,200	2,965
0% 11/1/19 (Escrowed to Maturity)	675	598
0% 11/1/19 (FSA Insured)	4,325	3,648
		832,208
Indiana - 3.3%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,003
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,000
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,510	2,542
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County: - continued
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	$ 470	$ 508
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	2,048
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,673
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	30,455
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	3,500	3,693
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,249
Series 2009 A, 5.25% 11/1/39	5,300	5,360
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,215
Series 2012:
5% 3/1/30	3,900	3,900
5% 3/1/41	7,070	6,775
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,077
5% 2/15/15	1,500	1,587
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	11,200	12,252
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	840	901
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	7,700	7,715
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,255
5% 1/1/23	1,800	2,014
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,560
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/26	2,545	2,808
Series 2011 A, 5.25% 10/1/25	1,750	1,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	$ 6,470	$ 6,261
0% 6/1/18 (AMBAC Insured)	1,700	1,562
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (e)	1,525	1,653
5% 1/1/17 (AMBAC Insured) (e)	1,700	1,856
5.25% 1/1/14 (AMBAC Insured) (e)	2,675	2,706
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,322
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	434
5% 1/15/30	24,540	25,842
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,281
5% 7/1/25	1,000	1,108
5% 7/1/26	1,325	1,458
5% 7/1/29	670	719
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,762
Westfield Washington Multi-School Bldg. Corp.:
Series 2005 A, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	890	944
5% 7/15/18	610	640
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,218
		177,281
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,083
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,407
Series 2009 D, 5% 11/15/29	4,600	4,864
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	$ 4,800	$ 4,495
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,302
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,183
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,322
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,469
5% 11/15/17 (Escrowed to Maturity)	2,500	2,903
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,112
5% 9/1/25	4,000	4,433
		37,254
Kentucky - 0.6%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,485
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,423
5% 8/15/17	3,650	4,124
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,234
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	4,945
Louisville & Jefferson County Series 2013 A, 5.75% 10/1/38	4,000	4,123
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,280
		32,614
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	2,100	2,328
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007: - continued
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,948
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	15,565
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,448
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (e)	1,420	1,550
Series 2007 B2, 5% 1/1/16 (FSA Insured) (e)	1,000	1,076
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,802
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,604
Series 2012:
5% 12/1/22	8,645	9,504
5% 12/1/30	2,000	2,041
5% 12/1/31	1,000	1,015
5% 12/1/32	1,500	1,515
0% 9/1/14 (AMBAC Insured)	3,165	3,091
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,534
5% 5/15/23	1,300	1,432
		64,549
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,501
6% 7/1/38	2,700	2,976
		12,477
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,192
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,359
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006: - continued
5% 6/1/16 (CIFG North America Insured)	$ 1,000	$ 1,071
5% 6/1/19 (CIFG North America Insured)	1,500	1,573
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,017
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,190	3,080
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,731
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,420
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,198
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,118
6% 1/1/43	1,500	1,507
		31,313
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	2,695	2,853
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,266
Series I, 6.75% 1/1/36	3,000	3,344
3.5% 11/15/16	1,000	999
4.75% 11/15/20	6,660	6,569
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	9,000	10,108
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	2,615	2,626
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,459
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (e)	2,540	2,543
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A:
4.5% 8/15/35	2,290	2,291
5% 8/15/22 (AMBAC Insured)	2,900	3,212
		47,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.4%
Detroit School District Series 2012 A, 5% 5/1/23	$ 4,000	$ 4,199
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,175
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,506
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	18,217
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	10,890
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,391
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,705
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,026
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,120
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,777
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,280
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,627
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,699
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	5,950	5,046
5% 6/1/20	2,050	2,257
5% 6/1/27	3,000	3,065
5% 6/1/39	5,375	5,143
Series 2012, 5% 11/15/42	11,825	11,454
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,219
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	40	40
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,518
5% 12/1/26	1,115	1,187
Series 2012 A:
5% 6/1/23	2,395	2,725
5% 6/1/26	2,000	2,159
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,038
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 3,400	$ 4,084
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,887
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	2,100	2,355
Series 2011 A, 5% 12/1/19 (e)	3,805	4,257
		131,046
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,561
5% 5/1/20	1,000	1,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,007
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,106
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,412
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,420
Series 2009, 5.75% 7/1/39	20,700	21,771
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,327
5.25% 5/15/18	1,650	1,797
5.25% 5/15/23	2,000	2,124
		50,776
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,589
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,093
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,382
		3,475
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,027
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.675% 12/1/17 (b)	7,900	7,335
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,310
6% 8/15/28	3,500	3,730
6.125% 8/15/31	2,250	2,387
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,516
5% 1/1/24	1,000	1,112
		19,390
Nevada - 0.3%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,714
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,147
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B, 0% 7/1/14 (FSA Insured)	3,000	2,965
		13,826
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,603
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,226
Series 2007 A, 5% 10/1/37	6,100	6,083
Series 2012:
4% 7/1/32	2,370	2,014
5% 7/1/24	1,000	1,047
5% 7/1/25	1,185	1,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19	$ 2,000	$ 2,287
5% 2/1/24	1,775	2,005
5% 10/1/18	4,315	4,963
		33,463
New Jersey - 3.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 P, 5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	2,445	2,666
Series 2009 AA, 5.5% 12/15/29	4,000	4,365
Series 2012, 5% 6/15/21	4,600	5,042
Series 2013 NN, 5% 3/1/27	94,700	101,452
Series 2013:
5% 3/1/23	12,200	13,887
5% 3/1/24	17,000	19,087
5% 3/1/25	1,900	2,115
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	9,935
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,084
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,401
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,918
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,676
		177,628
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,541
5% 12/1/18	2,000	2,302
		7,843
New York - 8.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A: - continued
5.25% 11/15/17 (St.Peters Hosp. Insured)	$ 1,500	$ 1,675
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	15,470
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	13,074
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,170
Series 2008 D1, 5.125% 12/1/22	5,000	5,722
Series 2009 I1, 5.625% 4/1/29	3,600	4,136
Series 2012 A, 5% 8/1/24	7,400	8,365
Series 2012 F, 5% 8/1/24	12,525	14,249
Series 2012 G1, 5% 4/1/25	13,700	15,446
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,207
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,845
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,760
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,656
Series 2009 EE, 5.25% 6/15/40	11,600	12,157
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,110
Series 2011 EE, 5.375% 6/15/43	42,080	44,639
Series 2012 EE, 5.25% 6/15/30	17,200	19,032
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,418
5.5% 7/15/38	1,600	1,719
5.625% 7/15/38	2,825	3,050
Series 2009 S3:
5.25% 1/15/34	21,000	22,937
5.25% 1/15/39	3,400	3,622
5.375% 1/15/34	2,750	3,020
Series 2009 S4:
5.5% 1/15/39	8,800	9,633
5.75% 1/15/39	4,100	4,537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	$ 10,710	$ 12,605
5% 5/15/22	4,300	5,045
Series 2012 A:
4% 5/15/21	3,500	3,839
5% 5/15/23	5,600	6,491
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,752
Series 2009 A, 5% 2/15/39	4,000	4,148
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	1,900	2,043
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	12,931
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,748
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	708
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
Series 2010 A, 5% 7/1/26	4,000	4,276
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,285
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	27,454
Series 2010 D, 5.25% 11/15/40	6,600	6,781
Series 2012 D, 5% 11/15/25	25,900	28,653
Series 2012 F, 5% 11/15/24	12,400	13,882
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,934
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,015
5.25% 1/1/27	12,500	13,153
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,900
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	541
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	$ 9,850	$ 9,882
5.5% 6/1/19	2,005	2,012
Series 2003 B-1C:
5.5% 6/1/19	8,415	8,446
5.5% 6/1/20	2,700	2,710
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,055
5.5% 6/1/22	10,065	10,100
		480,875
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	10,275	10,342
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (e)	1,200	1,347
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,060
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,625
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,094
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	5,690	6,321
Series 2012 A, 5% 11/15/26	1,295	1,380
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,208
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,387
Series 2010 B, 5% 1/1/20	6,700	7,751
		45,173
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,709
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,725
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	$ 2,765	$ 2,865
5.25% 7/1/15	1,300	1,360
		12,407
Ohio - 1.0%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,531
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,746
5% 6/1/17	5,045	5,547
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	759
5.25% 9/15/18 (FSA Insured)	1,360	1,543
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,549
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,202
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	6,865
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	8,987
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,000	2,179
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,575
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	2,681
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	8,500	9,113
		53,277
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,019
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,184
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	$ 5,000	$ 5,725
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	9,640	9,692
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,857
		26,837
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,441
5.25% 6/1/24 (FSA Insured)	2,605	3,200
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,550
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,023
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,191
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,170
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,114
5.5% 6/15/21 (FSA Insured)	1,060	1,275
		23,964
Pennsylvania - 1.8%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,000	3,245
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2009 A, 5.625% 8/15/39	6,225	6,566
Series B, 5% 6/15/16	1,365	1,511
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,420
5.5% 3/1/25 (FSA Insured)	1,400	1,470
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	2,953
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	2,180	2,470
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B: - continued
5% 1/1/23	$ 2,000	$ 2,176
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,925
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,113
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,337
Series 2012 A, 5% 6/1/27	4,105	4,302
Series A, 6.125% 6/1/14 (AMBAC Insured)	2,700	2,796
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	875	972
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,278
Series A, 5% 8/15/16	3,600	3,885
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	12,889
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,009
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,100
Ninth Series, 5.25% 8/1/40	3,750	3,707
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,634
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,570
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,528
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,021
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,742
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,143
5% 6/1/23	2,500	2,834
		99,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	$ 3,000	$ 2,507
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (e)	5,000	4,919
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (b)	4,600	4,281
5.75%, tender 7/1/17 (b)	8,500	7,836
Series N:
5.5% 7/1/21	5,000	4,178
5.5% 7/1/22	3,250	2,677
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,080	411
Series 2009 A, 6% 8/1/42	3,400	2,777
		29,586
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	3,400	3,570
Series A:
5.25% 9/15/15 (Pre-Refunded to 9/15/14 @ 100)	1,725	1,807
5.25% 9/15/16 (Pre-Refunded to 9/15/14 @ 100)	1,815	1,902
5.25% 9/15/18 (Pre-Refunded to 9/15/14 @ 100)	1,005	1,053
		8,332
South Carolina - 1.2%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,505
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,718
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,227
5% 11/1/19	1,000	1,115
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,701
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	500	553
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	$ 1,000	$ 1,036
5% 4/1/24	4,000	4,042
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	1,500	1,769
Series 2012 C:
5% 12/1/14	1,000	1,055
5% 12/1/14	2,000	2,109
Series 2013 E, 5% 12/1/48	4,100	4,026
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,285
5.25% 1/1/39	2,800	2,880
Series 2004 A, 5% 1/1/39	7,600	7,603
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,714
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,063
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,379
		65,875
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,001
5% 9/1/28	3,000	3,030
Series 2012 E, 5% 11/1/37	3,600	3,580
		7,611
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,061
5% 12/15/14	3,870	4,035
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,916
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (e)	$ 5,820	$ 6,373
5.75% 7/1/24 (e)	2,400	2,590
		33,465
Texas - 9.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,131
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	128
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,464
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,271
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,589
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,487
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (Pre-Refunded to 11/15/14 @ 100)	1,780	1,875
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,933
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,895
5.25% 2/15/42	5,000	5,292
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,880
5% 8/1/20 (AMBAC Insured)	1,780	1,963
Coppell Independent School District 0% 8/15/20	2,000	1,690
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,215
5% 7/15/22	2,500	2,902
5% 7/15/24	2,255	2,540
5.25% 7/15/18 (FSA Insured)	3,305	3,751
5.25% 7/15/19 (FSA Insured)	4,000	4,512
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,532
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	22,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	$ 1,250	$ 1,363
Series A, 5% 11/1/42	14,800	14,665
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (e)	2,665	2,675
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (e)	2,625	2,753
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (e)	4,325	4,500
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,087
DeSoto Independent School District 0% 8/15/20	3,335	2,818
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,484
Gainesville Independent School District:
5.25% 2/15/36	345	365
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,731
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	4,400	4,393
Grand Prairie Independent School District 0% 2/15/16	3,775	3,710
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	14,010
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	25,952
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,020
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,865
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (e)	3,000	3,239
5% 7/1/25 (e)	1,500	1,577
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,392
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,958
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,090
Judson Independent School District:
Series 2005 B, 5% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,555	1,580
5% 2/1/22 (FSA Insured)	695	703
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,904
Kermit Independent School District 5.25% 2/15/37	4,130	4,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kingsville Independent School District 5.25% 2/15/37	$ 3,650	$ 4,022
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,022
Lower Colorado River Auth. Rev.:
5% 5/15/31	20	20
5.25% 5/15/18	150	151
5.75% 5/15/37	540	557
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	141
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,179
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	2,275	2,375
5.5% 8/15/25	500	518
5.5% 8/15/25 (Pre-Refunded to 8/15/14 @ 100)	1,175	1,229
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,901
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,589
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,174
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (b)	4,000	4,411
Series 2008 A:
6% 1/1/23	4,800	5,447
6% 1/1/24	2,000	2,260
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,515
Series 2009 A, 6.25% 1/1/39	10,200	11,285
Series 2011 A:
5.5% 9/1/41	3,950	4,259
6% 9/1/41	6,200	6,843
Series 2011 D, 5% 9/1/28	13,000	14,048
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,258
5.375% 8/15/37	15,255	16,355
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,552
5.25% 2/15/37	3,705	3,895
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (e)	$ 2,510	$ 2,689
5% 7/1/17 (FSA Insured) (e)	2,765	3,103
5% 7/1/17 (FSA Insured) (e)	2,385	2,672
5.25% 7/1/19 (FSA Insured) (e)	2,635	2,912
5.25% 7/1/20 (FSA Insured) (e)	3,215	3,531
5.25% 7/1/20 (FSA Insured) (e)	2,775	3,047
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,898
Series 2012, 5.25% 2/1/25	4,200	4,991
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,500
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,024
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,072
5.25% 2/15/22 (AMBAC Insured)	1,090	1,128
5.25% 2/15/30 (AMBAC Insured)	1,800	1,838
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,115
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,839
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,897
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,506
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,357
5% 8/15/43	4,000	3,987
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	8,380	8,508
Series 2006 A, 5% 4/1/29	2,820	3,063
Series 2006, 5% 4/1/27	5,600	6,011
Series 2008, 5% 4/1/25	4,300	4,814
5.75% 8/1/26	890	893
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,048
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	$ 11,200	$ 12,163
Series 2013, 6.75% 6/30/43 (e)	12,600	13,059
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,871
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	3,200	3,208
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,592
5% 4/1/25	3,400	3,784
5% 4/1/26	4,300	4,770
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,308
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,084
Waller Independent School District 5.5% 2/15/37	4,920	5,325
Weatherford Independent School District 0% 2/15/33	6,985	2,879
Wylie Independent School District:
0% 8/15/20	20	15
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	1,770	1,338
		502,845
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	8,210	8,241
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	605	655
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,600
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	2,956
5% 8/1/25	2,175	2,385
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,595
		27,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (e)	$ 6,000	$ 5,365
5% 1/1/40 (e)	4,200	3,653
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	3,700	3,771
		12,789
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,814
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	2,430	2,581
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,797
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,590	1,660
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,760	1,821
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,055	2,114
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,817
5.25% 12/1/36 (FSA Insured)	9,180	9,588
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	24,299
Series 2009, 5.25% 1/1/42	2,600	2,756
Series 2010, 5% 1/1/50	6,500	6,611
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,321
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (e)	1,340	1,495
5% 6/1/22 (e)	1,000	1,113
5% 6/1/24 (e)	1,000	1,100
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	$ 5,600	$ 6,225
5% 12/1/27	2,625	2,849
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,317
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	427
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,751
0% 7/1/19 (Escrowed to Maturity)	9,100	8,122
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,737
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,493
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,280
5.25% 8/15/20	2,000	2,191
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000	2,129
Series 2012 A:
5% 10/1/25	5,130	5,724
5% 10/1/26	13,395	14,782
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,955
5.7% 7/1/38	11,300	11,501
7% 7/1/39	3,000	3,274
		168,707
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	732
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,721
		3,453
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	$ 2,375	$ 2,457
5.75% 7/1/30	2,655	2,857
Series 2013 B:
5% 7/1/27	1,205	1,271
5% 7/1/36	5,000	4,986
(Children's Hosp. of Wisconsin Proj.):
Series 2008 B, 5.375% 8/15/37	8,045	8,287
5.25% 8/15/22	2,000	2,222
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,269
Series 2012:
4% 10/1/23	2,500	2,645
5% 6/1/39	1,075	1,054
Series 2013:
5% 8/15/24	2,810	3,078
5% 8/15/25	1,030	1,111
5% 8/15/26	3,100	3,291
		37,962
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,268
TOTAL MUNICIPAL BONDS (Cost $5,195,024)		5,312,574
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (c)(d) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $5,195,124)		5,312,674
NET OTHER ASSETS (LIABILITIES) - 1.7%		92,106
NET ASSETS - 100%		$ 5,404,780
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,626,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,465
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ -*

* Amount represents eighty-three dollars

Quarterly Report

Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,312,574	$ -	$ 5,312,574	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,312,674	$ 100	$ 5,312,574	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $5,194,260,000. Net unrealized appreciation aggregated $118,414,000, of which $222,179,000 related to appreciated investment securities and $103,765,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2013

1.807731.109

MIR-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,086,476
Series 2006 A, 5% 10/1/23	1,000,000	1,009,400
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	1,010,753
6.25% 10/1/34 (b)	1,000,000	1,023,870
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,327,409
		5,457,908
Michigan - 96.1%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,709,332
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,674,672
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,481,502
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,513,829
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,825,000	2,215,477
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,651,998
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,060,020
5% 5/1/17 (FSA Insured)	2,065,000	2,178,926
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,716,779
5% 6/1/25 (AMBAC Insured)	1,775,000	1,835,244
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,771,463
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,043,322
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,838,663
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,892,181
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,036,426
5% 5/1/16 (FSA Insured)	1,855,000	2,030,891
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,056,780
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit City School District Series 2005 A, 5.25% 5/1/30	$ 5,000,000	$ 5,027,350
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,190,550
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,100,203
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,759,211
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,789,410
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	493,901
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,085,456
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	6,864,468
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,539,743
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,492,033
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,537,350
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,999,600
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,130
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,024,260
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,049,786
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,814,812
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,821,230
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,610,200
Series 2011 A, 5.75% 7/1/37	4,950,000	4,849,070
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,069,260
5% 10/1/22 (FSA Insured)	1,000,000	1,065,580
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,573,132
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,712,022
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,104,490
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,274,184
5% 5/1/28 (FSA Insured)	1,250,000	1,296,113
5% 5/1/29 (FSA Insured)	1,275,000	1,316,948
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,460,511
5% 5/1/17 (FSA Insured)	1,985,000	2,032,243
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,663,964
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,763,520
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,308,124
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,373,856
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr. Proj.) Series 2013 A:
5% 7/1/23	1,580,000	1,530,135
5.25% 7/1/39	1,000,000	852,360
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,125,358
5% 5/1/17 (FSA Insured)	1,615,000	1,716,907
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,468,924
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,300,099
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,426,043
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,580,039
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,299,839
5% 5/1/17 (FSA Insured)	1,230,000	1,294,883
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	4,974,841
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,270,727
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,397,617
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,641,375
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	$ 1,315,000	$ 1,456,297
5% 5/1/19 (FSA Insured)	1,315,000	1,495,379
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,090,750
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,129,700
Series 2008, 5% 1/1/38	3,320,000	3,477,268
Series 2012, 5% 1/1/37	1,250,000	1,300,600
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,188,800
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,047,500
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	544,545
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,080,650
Series 2009, 5.625% 12/1/29	2,400,000	2,584,032
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,043,542
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,034,669
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	528,815
5.25% 5/1/21 (FSA Insured)	2,000,000	2,244,760
5.25% 5/1/24 (FSA Insured)	2,100,000	2,297,820
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,161,391
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,064,900
4% 5/1/24	1,220,000	1,277,352
4% 5/1/25	500,000	516,890
5% 5/1/20	1,000,000	1,156,000
5% 5/1/22	600,000	692,112
5.25% 5/1/41	1,750,000	1,796,113
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,937,133
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,252,363
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	$ 1,200,000	$ 1,233,000
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,474,442
5.25% 5/1/16 (FSA Insured)	1,500,000	1,653,735
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,310,876
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,162,216
6.25% 7/1/40	165,000	164,130
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,735,300
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,102,220
4% 5/1/22	1,000,000	1,094,120
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,411,493
Series 2012:
5% 5/1/22	1,500,000	1,716,165
5% 5/1/23	1,500,000	1,703,055
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,253,450
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,291,732
5% 5/1/25	1,540,000	1,713,466
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,516,239
5% 5/1/20 (FSA Insured)	1,425,000	1,581,422
5% 5/1/22 (FSA Insured)	1,395,000	1,527,232
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,278,218
Lincoln Consolidated School District Series 2008, 5% 5/1/16 (FSA Insured)	1,425,000	1,547,607
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,466,050
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,200,260
Series IA:
5.375% 10/15/41	3,000,000	3,083,610
5.5% 10/15/45	10,000,000	10,360,700
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	$ 1,250,000	$ 1,256,338
5% 1/1/40	3,000,000	2,931,180
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,195,678
Series 2012 A:
4.125% 6/1/32	3,000,000	2,544,120
5% 6/1/39	11,425,000	10,930,970
Series 2012 B, 5% 7/1/22	2,600,000	2,819,570
Series 2012:
5% 11/15/24	660,000	727,465
5% 11/15/25	1,000,000	1,089,280
5% 11/1/26	5,000,000	5,353,750
5% 11/15/26	800,000	858,680
5% 11/15/36	4,200,000	4,199,748
5% 11/1/42	2,000,000	1,863,840
5% 11/15/42	4,500,000	4,358,925
Series 2013:
5% 8/15/30	4,105,000	4,171,912
5% 8/15/31	2,310,000	2,333,169
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,563,850
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,044,180
5% 11/15/17	1,000,000	1,091,460
Series 2009, 5.25% 11/15/24	3,000,000	3,235,290
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,734,268
5.75% 5/15/38	6,890,000	7,393,383
Series 2012 A:
5% 6/1/24	2,765,000	3,083,390
5% 6/1/25	2,895,000	3,185,108
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39	3,740,000	3,994,283
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,114,170
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	55,000	55,680
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	598,114
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Sparrow Hosp. Obligated Group Proj.) Series 2007: - continued
5% 11/15/18	$ 1,725,000	$ 1,900,467
5% 11/15/19	1,000,000	1,087,790
5% 11/15/20	2,000,000	2,161,000
5% 11/15/31	5,000,000	5,027,400
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,646,950
5% 12/1/26	3,725,000	3,965,337
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,182,836
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,497,800
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,622,573
Series 2005, 5% 10/1/23	385,000	428,074
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,920,800
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,854,556
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,540,688
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,191,088
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,412,050
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,016,100
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,468,450
Series 2011, 5% 11/15/36	2,000,000	2,070,020
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	463,247
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	536,736
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,787,457
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,395,303
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,180,135
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,626,458
5% 5/1/16 (FSA Insured)	1,475,000	1,567,114
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Northville Pub. Schools Series 2005: - continued
5% 5/1/17 (FSA Insured)	$ 3,675,000	$ 3,829,718
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,300,490
5% 3/1/25	1,225,000	1,345,675
5% 3/1/26	1,290,000	1,399,547
5% 3/1/37	4,000,000	4,051,880
Series 2013 A:
5% 3/1/25	995,000	1,102,818
5% 3/1/26	1,620,000	1,771,211
5% 3/1/27	815,000	880,355
5% 3/1/38	2,900,000	2,936,801
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,084,134
5.25% 5/1/27 (FSA Insured)	1,135,000	1,194,746
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,251,258
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,009,335
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,032,550
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,098,526
5% 5/1/16 (FSA Insured)	1,025,000	1,090,354
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,469,450
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,777,945
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,159,976
5% 5/1/38 (FSA Insured)	1,000,000	1,020,860
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	646,670
5% 5/1/15	955,000	976,946
5% 5/1/17	1,000,000	1,020,630
5% 5/1/18	1,000,000	1,019,520
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,492,934
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,670,777
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	$ 3,975,000	$ 4,218,151
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,815,000	2,194,190
8.25% 9/1/39	3,425,000	4,113,699
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,994,000
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,607,349
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,136,264
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,062,520
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,198,013
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,813,273
5% 5/1/16 (FSA Insured)	1,750,000	1,895,950
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,640
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,370
Utica Cmnty. Schools Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,310
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,195,000
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,800
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,041,520
5% 12/1/25	5,120,000	5,376,870
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,472,450
Series 2012 A:
5% 12/1/22	2,220,000	2,395,824
5% 12/1/23	2,300,000	2,465,715
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	4,727,941
5% 5/1/26	2,000,000	2,166,260
Western Michigan Univ. Rev. Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,815,709
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,127,650
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,059,210
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,982,981
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,168,240
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,170,389
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	180,341
		533,362,446
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	896,200
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	1,843,820
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2009 A, 6.5% 8/1/44	1,500,000	1,315,635
		4,055,655
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,552,545
Series 2009 B, 5% 10/1/25	1,200,000	1,260,792
		2,813,337
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $538,891,167)	545,689,346
NET OTHER ASSETS (LIABILITIES) - 1.7%	9,701,574
NET ASSETS - 100%	$ 555,390,920
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $538,805,502. Net unrealized appreciation aggregated $6,883,844, of which $19,759,236 related to appreciated investment securities and $12,875,392 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2013

1.807736.109

MNF-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,514,100
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (b)	800,000	854,520
6.25% 10/1/34 (b)	850,000	870,290
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,268,014
		4,506,924
Minnesota - 96.5%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,126,030
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,623,998
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	590,431
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,228,272
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,137,020
5.25% 10/1/25	1,955,000	2,069,152
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,751,967
5% 2/1/22	4,975,000	5,896,470
Series 2013 A, 4% 2/1/19	4,550,000	5,039,171
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	848,205
Series 2009 A:
4% 2/1/16	1,000,000	1,081,620
5% 2/1/17	1,000,000	1,130,940
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,481,732
4% 3/1/17	1,495,000	1,549,493
4% 3/1/18	1,235,000	1,278,917
5% 3/1/30	2,735,000	2,631,179
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728:
Series 2004 A, 5% 2/1/17 (Pre-Refunded to 8/1/14 @ 100)	$ 1,000,000	$ 1,039,930
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,778,285
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,856,512
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,099,890
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,970,787
5% 2/1/20	1,570,000	1,841,469
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,061,500
5.25% 5/1/24	1,500,000	1,549,755
5.25% 5/1/25	2,000,000	2,059,640
5.25% 5/1/28	3,720,000	3,785,286
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21 (Pre-Refunded to 3/1/16 @ 100)	5,000,000	5,489,100
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,278,190
Series 2010 A, 5.25% 8/15/25	1,000,000	1,089,390
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	509,570
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	804,680
6% 12/1/19	2,815,000	2,834,902
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,113,820
5% 1/1/35 (AMBAC Insured)	8,500,000	8,725,760
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,152,763
Series 2007 A, 5% 1/1/21	5,000,000	5,550,350
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,224,180
Series 2008 A, 5% 1/1/14 (b)	3,000,000	3,034,800
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,581,760
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2012 B:
5% 1/1/26	$ 1,250,000	$ 1,366,350
5% 1/1/27	1,500,000	1,630,725
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,135,810
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,996,448
4% 12/1/21	2,330,000	2,483,827
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,147,290
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,926,860
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,027,540
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,535,129
5% 6/1/21	2,000,000	2,283,900
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	451,582
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,888,300
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,861,657
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,781,525
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,198,333
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,749,460
Series 2009 A, 5% 12/1/23	5,000,000	5,935,450
Series 2009 H, 5% 11/1/21	4,590,000	5,458,153
Series 2010 A, 5% 8/1/27	5,000,000	5,769,800
Series 2010 D:
5% 8/1/21	1,000,000	1,174,500
5% 8/1/22	5,000,000	5,844,900
5% 8/1/23	10,000,000	11,621,300
Series 2011 B:
5% 10/1/24	2,500,000	2,895,400
5% 10/1/30	3,000,000	3,300,450
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2012 A, 5% 8/1/24	$ 5,000,000	$ 5,863,450
5% 6/1/21	8,585,000	9,448,651
5% 8/1/22	2,600,000	2,962,232
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	6,155,000	6,471,552
5% 11/1/26	4,270,000	4,745,080
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,023,690
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,530,665
5% 10/1/23	1,000,000	1,113,620
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,685,662
5% 10/1/19	1,000,000	1,082,160
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,517,308
5% 3/1/22	2,535,000	2,745,253
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,075,080
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,688,577
Series Six-I, 5% 4/1/23	1,000,000	1,073,910
Series Six-X, 5.25% 4/1/39	1,500,000	1,547,250
Series Seven-Q:
5% 10/1/17	495,000	548,123
5% 10/1/18	400,000	446,080
5% 10/1/19	780,000	875,004
5% 10/1/20	1,140,000	1,269,949
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,022,065
Series 2007, 5.25% 10/1/22	1,000,000	1,103,920
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,305,562
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,568,370
Series 2009 A:
4% 10/1/17	1,445,000	1,608,921
4% 10/1/18	1,490,000	1,666,312
4% 10/1/19	1,550,000	1,744,820
4% 10/1/20	1,580,000	1,766,203
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.: - continued
Series 2011 A, 5% 10/1/30	$ 1,495,000	$ 1,654,591
Series 2013 A:
4% 10/1/18	2,210,000	2,462,493
4% 10/1/19	2,300,000	2,573,815
4% 10/1/20	2,385,000	2,666,812
Minnesota State Gen. Fdg. Rev. Series 2012 B:
5% 3/1/27	12,840,000	14,301,694
5% 3/1/28	4,275,000	4,718,959
5% 3/1/29	2,250,000	2,461,410
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,724,150
5% 8/1/17 (FSA Insured)	1,575,000	1,753,794
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,271,950
Series 2010 A1:
5% 1/1/19	3,010,000	3,491,540
5% 1/1/20	2,100,000	2,421,384
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,439,470
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,028,030
5.5% 11/1/16	1,025,000	1,109,194
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	715,000	717,374
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,866,227
5% 2/1/20	1,635,000	1,944,391
5% 2/1/21	1,350,000	1,612,548
5% 2/1/23	1,005,000	1,199,930
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,147,840
Series 2013 B:
5% 12/1/26	570,000	653,585
5% 12/1/27	275,000	310,758
5% 12/1/28	275,000	307,508
5% 12/1/43	1,000,000	1,046,170
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,204,056
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	$ 4,000,000	$ 4,060,520
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,016,960
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	732,017
5% 7/1/18	685,000	777,886
5% 7/1/21	790,000	896,097
5% 7/1/22	350,000	395,710
5% 7/1/24	300,000	335,031
5% 7/1/27	245,000	263,980
5% 7/1/28	225,000	240,372
5% 7/1/33	650,000	669,162
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,745,097
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,327,390
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,235,751
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,295,650
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,025,180
Saint Paul Independent School District #625:
Series 2004 B, 5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,300,000	1,375,699
Series 2004 C, 5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,025,000	1,084,686
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,516,320
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,050,780
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/14	455,000	463,063
5% 8/1/15	480,000	494,698
5% 8/1/16	500,000	517,015
Series 2013, 5% 12/1/21	4,900,000	5,728,198
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,521,210
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,174,460
Series 2013 A:
5% 2/1/19	2,940,000	3,412,605
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Shakopee Independent School District #720: - continued
Series 2013 A:
5% 2/1/22	$ 1,700,000	$ 1,995,341
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,456,975
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	11,882,700
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,249,340
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,190,329
5.25% 1/1/16 (AMBAC Insured)	4,490,000	4,939,853
Series 2009 A:
5% 1/1/14	960,000	971,184
5.25% 1/1/30	2,000,000	2,149,400
5.5% 1/1/24	500,000	563,320
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,188,520
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	605,315
5.75% 7/1/30	3,715,000	3,958,444
Series 2009, 5.75% 7/1/39	9,000,000	9,465,570
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	261,324
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,299,794
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,174,870
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,479,082
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	265,038
5% 5/15/16	345,000	373,918
5.25% 5/15/17	590,000	648,209
5.25% 5/15/26	1,000,000	1,044,590
5.25% 5/15/36	1,000,000	1,018,040
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
(Regions Hosp. Proj.) 5.3% 5/15/28	$ 1,250,000	$ 1,250,238
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,934,294
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,267,880
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	225,302
5.125% 4/1/34	1,000,000	1,083,180
5.25% 4/1/29	1,000,000	1,104,130
Series 2009 C:
5% 12/1/17	1,000,000	1,151,140
5% 12/1/21	1,000,000	1,127,790
Series 2011 D:
5% 12/1/23	1,180,000	1,369,119
5% 12/1/26	1,020,000	1,147,796
5% 12/1/36	1,000,000	1,058,990
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,408,936
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,318,903
5% 8/1/29	4,000,000	4,303,040
Series 2010 A, 5% 8/1/25	1,800,000	2,054,088
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	445,724
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured) (Pre-Refunded to 8/1/15 @ 100)	1,495,000	1,611,535
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,064,627
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,881,164
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	485,000	518,407
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,193,040
Series 2012 A:
5% 1/1/26	5,000,000	5,758,300
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 2012 A:
5% 1/1/27	$ 1,750,000	$ 1,989,768
5% 1/1/30	1,000,000	1,087,060
		484,841,891
Puerto Rico - 1.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/37	6,800,000	1,487,908
0% 8/1/38	1,310,000	265,079
0% 8/1/39	19,550,000	3,681,656
		5,434,643
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,050,660
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $483,916,409)	495,834,118
NET OTHER ASSETS (LIABILITIES) - 1.3%	6,450,590
NET ASSETS - 100%	$ 502,284,708
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $483,916,409. Net unrealized appreciation aggregated $11,917,709, of which $18,790,186 related to appreciated investment securities and $6,872,477 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2013

1.807742.109

OFR-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,615,040
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	950,000	1,001,414
6.25% 10/1/34 (b)	900,000	921,483
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,129,710
		4,667,647
Ohio - 95.7%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,512,300
5% 1/1/15	1,275,000	1,316,310
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,128,960
Series 2012, 5% 11/15/23	3,245,000	3,622,166
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,571,436
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,358,350
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,356,040
5.25% 2/15/28	8,040,000	8,659,402
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,108,130
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,173,910
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,072,344
5% 12/1/37	1,095,000	1,126,503
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,331,698
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,087,460
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,020,332
5% 6/1/17	3,100,000	3,408,233
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	915,000	952,826
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	$ 5,030,000	$ 5,593,913
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,042,454
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,626,997
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,150,736
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,051,490
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	517,395
5% 12/1/20	1,240,000	1,420,978
Series 2012 F:
5% 12/1/20	3,045,000	3,587,071
5% 12/1/21	2,765,000	3,245,612
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,802,697
Series B, 5% 12/1/32	6,500,000	6,957,405
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,797,115
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,653,743
Series 2012, 5% 12/1/25	2,350,000	2,595,035
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,280,477
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,327,547
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,403,721
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,167,392
Cleveland Muni. School District:
Series 2004, 5.25% 12/1/17 (FSA Insured)	2,215,000	2,282,247
Series 2013:
5% 12/1/24	1,255,000	1,409,767
5% 12/1/26	4,060,000	4,446,918
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,415,866
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,536,791
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. Series 2010: - continued
5% 11/15/16	$ 1,820,000	$ 2,020,873
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,124,269
5% 6/1/25	2,500,000	2,736,225
5% 6/1/26	3,075,000	3,324,967
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,116,820
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,297,248
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,140,940
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,123,070
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,339,400
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,141,820
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,694,270
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,254,593
5% 8/1/27	1,200,000	1,301,316
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,604,421
5% 12/1/25	765,000	861,329
Dayton Gen. Oblig.:
4% 12/1/22	750,000	799,478
4% 12/1/25	1,540,000	1,585,384
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,726,662
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	403,776
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,796,500
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,305,250
4% 12/1/23	1,395,000	1,465,978
4% 12/1/24	1,490,000	1,545,532
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,162,400
Series A:
5% 11/1/15	260,000	281,442
5% 11/1/16	265,000	294,399
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,078,660
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,136,030
5% 12/1/24	1,800,000	2,021,400
5% 12/1/25	1,170,000	1,299,741
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,033,295
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,101,725
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,235,355
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,156,431
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,164,973
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,201,870
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,877,627
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,628,635
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,760,365
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,315,800
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,588,575
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,202,920
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,301,781
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,360
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,540,709
Series 2011 A, 5% 12/1/21	1,500,000	1,668,090
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hilliard Gen. Oblig. 5% 12/1/18	$ 235,000	$ 253,415
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,565,295
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,382,775
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,448,008
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,353,350
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,063,910
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,179,926
Series 2012 A:
5% 5/1/24	1,385,000	1,544,275
5% 5/1/25	1,500,000	1,653,750
5% 5/1/26	1,600,000	1,743,040
Kings Local School District 5% 12/1/19 (Pre-Refunded to 6/1/15 @ 100)	1,365,000	1,469,559
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/15	1,160,000	1,241,339
5% 8/15/16	1,260,000	1,376,197
5% 8/15/17	1,000,000	1,109,890
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,077,800
5% 10/1/49	3,000,000	3,045,600
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.) 5% 11/15/38	1,090,000	1,093,848
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,203,704
Series 2011 D:
5% 11/15/22	1,000,000	1,129,260
5% 11/15/25	5,000,000	5,477,650
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,315,660
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,164,320
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,212,977
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,424,983
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,577,660
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	$ 3,000,000	$ 3,015,060
Series 2012 A, 5% 8/1/47	10,000,000	9,544,800
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,312,550
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,838,250
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,549,420
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,298,021
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,106,400
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,600,000	2,833,246
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,982,998
Series 2010 A, 5% 10/1/24	6,030,000	6,765,600
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	985,887
5% 10/1/22	1,090,000	1,268,204
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	543,960
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,974,117
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,416,828
Series 2006 D, 5% 9/15/20	5,000,000	5,461,150
Series 2008 A:
5.375% 9/1/23	1,170,000	1,339,638
5.375% 9/1/28	7,210,000	8,041,746
Series 2011, 5.25% 9/1/23	2,000,000	2,325,000
Series 2012 A:
5% 2/1/26	1,000,000	1,122,250
5% 2/1/27	5,000,000	5,560,050
Series 2012 B:
5% 9/1/21	1,390,000	1,651,167
5% 3/15/25	7,500,000	8,525,475
Series 2012 C, 5% 9/1/23	1,000,000	1,190,190
Series 2013 A, 5% 9/15/22	10,000,000	11,914,091
Series Q, 5% 4/1/25	1,845,000	2,098,540
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	$ 2,335,000	$ 2,752,965
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,713,954
5.5% 1/1/43	3,500,000	3,674,965
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,063,340
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,788,720
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,744,725
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	1,305,000	1,360,750
Series 2009, 5.5% 12/1/36	5,000,000	5,277,150
Series 2013:
5% 12/1/23	540,000	606,145
5% 12/1/24	585,000	648,888
5% 12/1/25	1,000,000	1,096,110
5% 12/1/26	1,195,000	1,294,424
5% 12/1/27	2,300,000	2,469,372
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,454,370
Series 2011 A, 5% 1/1/32	3,500,000	3,633,245
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,233,492
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,213,040
Series 2012 A:
4% 6/1/27	1,270,000	1,317,435
5% 6/1/24	1,690,000	1,993,000
Series 2013 A, 5% 6/1/38	3,500,000	3,658,025
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	1,787,400
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,575,250
Series 2010 A, 5% 2/15/31	5,475,000	5,789,265
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,147,900
5% 12/1/24	5,075,000	5,756,370
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,229,853
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,668,431
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	$ 1,020,000	$ 1,093,603
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2004, 5% 12/1/17	80,000	82,162
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,218,182
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,305,544
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	770,000	818,418
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,210,380
5% 6/1/30	1,000,000	1,098,710
Olentangy Local School District 5% 12/1/36	2,700,000	2,834,730
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,167,388
5% 12/1/32	1,500,000	1,590,630
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,217,034
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,782,598
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,097,280
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,278,315
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	490,798
5% 12/1/35 (FSA Insured)	2,500,000	2,534,050
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,892,822
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,490,435
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,057,760
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,855,529
Toledo Wtrwks. Rev.:
5% 11/15/16 (Pre-Refunded to 11/15/13 @ 100)	840,000	844,175
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,651,200
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,207,690
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	$ 140,000	$ 143,679
5% 6/1/19	150,000	153,791
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,111,180
5% 6/1/23 (FSA Insured)	2,000,000	2,197,360
5% 6/1/24 (FSA Insured)	2,000,000	2,182,720
Series 2010 F, 5% 6/1/32	2,000,000	2,111,880
Series 2012 A:
5% 6/1/22	2,000,000	2,342,960
5% 6/1/23	2,000,000	2,289,900
Series 2012 C:
4% 6/1/28	2,000,000	2,009,060
5% 6/1/24	1,230,000	1,389,949
Series 2013 A:
5% 6/1/33	4,085,000	4,275,974
5% 6/1/34	5,130,000	5,337,047
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,548,580
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,979,763
		533,500,160
Puerto Rico - 1.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,832,166
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,211,899
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	921,910
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	920,000	122,811
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	137,555
Series 2010 C, 6% 8/1/39	1,800,000	1,476,000
Series 2011 C:
0% 8/1/39	6,990,000	1,316,357
0% 8/1/41	1,600,000	261,232
		7,279,930
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,000,000	$ 1,035,030
Series 2009 A, 6.75% 10/1/37	1,000,000	1,076,290
Series 2009 B, 5% 10/1/25	1,000,000	1,050,660
		3,161,980
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $545,097,203)	548,609,717
NET OTHER ASSETS (LIABILITIES) - 1.6%	8,686,409
NET ASSETS - 100%	$ 557,296,126
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $545,089,206. Net unrealized appreciation aggregated $3,520,511, of which $16,664,165 related to appreciated investment securities and $13,143,654 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2013

1.807743.109

PFL-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 640,890
6.25% 10/1/34 (c)	700,000	716,709
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	997,542
		2,355,141
New Jersey/Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	569,790
5% 7/1/23	1,000,000	1,129,790
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,505,997
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,673,740
		6,879,317
Pennsylvania - 96.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,097,850
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.):	3,000,000	3,038,400
Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,038,400
Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,752,570
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,565,080
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,835,823
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,635,494
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,246,820
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,222,720
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	6,769,879
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,768,194
Annville-Cleona School District 6% 3/1/28	270,000	283,786
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	$ 4,000,000	$ 3,846,920
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,484,230
Series 2012 A, 5% 11/1/40	3,590,000	3,584,579
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	272,558
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,907,219
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,218,029
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,072,660
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,271,180
Chambersburg Area School District:
Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,109,260
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,103,880
5.25% 3/1/29	1,585,000	1,659,447
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	892,752
5% 6/1/25	1,175,000	1,296,413
5% 6/1/26	1,250,000	1,357,838
5% 6/1/42	4,000,000	4,022,080
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,543,210
5% 11/1/42	3,000,000	3,017,280
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,321,180
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,348,774
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,599,156
Series 2012:
5% 8/1/21	350,000	401,919
5% 8/1/22	300,000	344,712
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	$ 2,500,000	$ 2,492,425
East Stroudsburg Area School District Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,390
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,686,824
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,061,692
7.75% 4/1/25 (FSA Insured)	395,000	447,618
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,786,420
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,844,930
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	545,805
5% 8/1/31	3,080,000	3,327,632
5% 8/1/34	1,000,000	1,064,340
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,842,057
5.375% 7/1/42	2,130,000	2,150,789
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,126,184
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,623,450
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,830,715
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,311,379
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,356,467
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,412,138
5% 1/1/41	1,750,000	1,681,925
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,617,765
5% 2/15/27	3,625,000	3,888,393
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,037,850
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	$ 2,000,000	$ 2,221,980
Series 2012 A:
5% 6/1/23	3,850,000	4,272,037
5% 6/1/24	1,500,000	1,642,140
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,117,220
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	935,226
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	530,960
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,337,317
5.25% 8/15/18	1,450,000	1,580,196
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,165,210
5% 10/1/25	2,500,000	2,843,025
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,908,960
5% 3/1/25	3,255,000	3,521,682
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,050,200
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,083,280
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,006,720
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	10,967,055
First Series 2008, 5% 5/15/27	805,000	877,168
Second Series 2005, 5% 1/1/25	9,900,000	10,654,875
Second Series 2007 A, 5% 8/1/25	2,500,000	2,769,125
Second Series 2009:
5% 4/15/25	500,000	568,090
5% 4/15/28	5,000,000	5,546,650
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,374,900
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	$ 250,000	$ 280,948
5% 3/1/20	300,000	342,258
5% 3/1/22	275,000	314,292
5% 3/1/23	585,000	667,040
5% 3/1/42	2,950,000	2,977,317
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,219,600
Series 2009 A, 5.25% 8/15/22	2,655,000	2,996,911
Series 2011 A, 5.75% 8/15/41	4,980,000	5,273,222
First Series 2012, 5% 4/1/20	750,000	871,515
First Series:
5% 4/1/21	500,000	578,655
5% 4/1/22	600,000	693,774
5% 4/1/23	800,000	914,032
5% 4/1/24	1,100,000	1,242,758
Series 2010 E, 5% 5/15/31	2,500,000	2,550,650
Series 2010:
5% 9/1/30	1,150,000	1,238,941
5% 9/1/31	1,025,000	1,098,472
Series 2011 A, 5% 9/1/41	2,000,000	2,082,820
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,603,909
Series 2008 A, 5% 8/15/29	3,945,000	4,172,705
Series 2010:
5% 3/1/22	2,640,000	2,983,596
5% 3/1/40	4,385,000	4,488,574
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,135,630
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,138,078
5% 12/1/25 (AMBAC Insured)	4,345,000	4,548,476
5% 12/1/26 (AMBAC Insured)	3,500,000	3,647,525
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,209,160
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,181,520
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	1,778,750
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,500,000
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,546,320
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,024,850
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,022,770
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,706,345
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,813,496
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,789,537
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,442,070
Ninth Series, 5.25% 8/1/40	8,665,000	8,565,959
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,088,122
Series 1998 A, 5.25% 8/1/17	3,555,000	3,982,809
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,166,980
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,914,017
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,264,040
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,587,425
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,007,020
Series 2012:
5% 4/15/21	1,000,000	1,107,640
5% 4/15/25	2,230,000	2,381,529
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,016,493
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,245,505
Series 2010 C, 5% 9/1/21	4,000,000	4,424,840
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,048,160
Series 2011 A, 5% 1/1/41	2,715,000	2,737,779
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	$ 2,250,000	$ 2,441,993
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,170,040
5.25% 9/1/16 (FSA Insured)	3,000,000	3,335,580
Series 2012 A, 5% 9/1/22	2,000,000	2,275,480
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,568,640
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,044,320
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,829,675
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,645,590
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,096,730
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,882,050
5% 5/1/28 (FSA Insured)	1,000,000	1,054,690
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,152,000
Series 2000 C, 5% 9/15/35	2,000,000	2,097,380
Series 2007 B, 5.25% 9/15/28	2,500,000	2,764,200
Series 2009 A, 5% 9/15/16	1,150,000	1,289,104
Series 2009 B:
5% 9/15/28	2,000,000	2,175,580
5.5% 9/15/24	5,250,000	6,100,028
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,570,995
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,093,170
5% 7/1/25	4,465,000	4,761,744
5.25% 7/1/20	1,000,000	1,109,340
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,252,350
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A: - continued
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,019,850
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,769,448
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,179,340
		404,500,247
Puerto Rico - 0.4%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,544,224
0% 8/1/41	1,200,000	195,924
		1,740,148
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $408,360,554)	415,474,853
NET OTHER ASSETS (LIABILITIES) - 1.4%	5,739,146
NET ASSETS - 100%	$ 421,213,999
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $408,360,264. Net unrealized appreciation aggregated $7,114,589, of which $13,468,155 related to appreciated investment securities and $6,353,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Limited Term
Municipal Income Fund
(formerly Fidelity ®
Short-Intermediate
Municipal Income Fund)

September 30, 2013

1.807744.109

STM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Arizona - 2.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,217
5% 10/1/16 (FSA Insured)	13,000	14,408
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,281
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,747
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,084
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,894
Series 2008, 5.5% 9/1/16	1,385	1,560
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,171
5% 10/1/20	5,180	5,990
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,191
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,948
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,927
5% 7/1/18	5,200	5,556
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,811
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,300
Series 2009 B, 5% 7/1/16	5,090	5,676
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,721
Series 2012 A:
5% 7/1/18	825	946
5% 7/1/19	1,550	1,788
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,339
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011: - continued
5% 7/1/17	$ 3,315	$ 3,639
5% 7/1/18	3,365	3,736
		114,237
California - 12.2%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,520
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,024
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	13,742
Series 2010 M, 5% 5/1/16	8,000	8,901
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,173
Series 2009 A:
5% 7/1/15	3,660	3,793
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,631
5.25% 7/1/14	1,780	1,847
5.25% 7/1/14 (Escrowed to Maturity)	520	540
California Gen. Oblig.:
5% 11/1/13	9,060	9,096
5% 9/1/18	7,500	8,765
5% 9/1/19	20,000	23,549
5% 9/1/20	20,000	23,628
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,449
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,103
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	2,996
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,374
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (b)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,470
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.35%, tender 4/1/16 (b)	17,000	16,945
0.35%, tender 4/1/16 (b)	30,000	29,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.95%, tender 11/1/13 (b)(c)	$ 4,100	$ 4,100
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,250	3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,030
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,143
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,185
5% 10/1/19	1,490	1,750
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,440
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,511
5% 10/1/19	5,000	5,880
5% 10/1/20	2,525	2,965
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,153
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,841
Series 2009 J, 5% 11/1/17	2,300	2,651
Series 2010 A:
5% 3/1/16	2,000	2,197
5% 3/1/17	5,405	6,097
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,340
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,552
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,276
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.492%, tender 12/12/15 (b)	12,500	12,533
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.42%, tender 7/1/14 (b)	55,900	55,923
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,667
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/17	12,905	14,833
Series 2013 A:
5% 7/1/18	9,750	11,419
5% 7/1/19	4,400	5,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	$ 5,000	$ 5,643
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,572
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,671
5% 3/1/19	2,935	3,333
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,274
5% 12/1/17	9,790	11,218
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,182
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.22%, tender 5/1/15 (b)	18,000	17,976
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,367
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,160
5% 7/1/15	2,170	2,340
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,122
5% 7/1/18	2,000	2,298
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,108
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,760
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,061
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,898
5% 6/1/17	3,700	4,144
5% 6/1/18	6,470	7,360
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,726
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,043
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,973
5% 8/1/18	8,000	8,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	$ 1,160	$ 1,126
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,983
Series 2009 B, 5% 5/15/14	7,000	7,207
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,165
		484,074
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,479
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	570
		5,049
Connecticut - 2.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,300	4,337
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,112
Series 2012 C, 5% 6/1/21	23,420	27,639
Series 2012 D, 0.36% 9/15/15 (b)	6,000	6,000
Series 2013 A:
0.21% 3/1/15 (b)	2,800	2,794
0.3% 3/1/16 (b)	1,100	1,090
0.41% 3/1/17 (b)	1,400	1,383
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	3,000	3,003
Series D, 4% 7/1/14	1,000	1,026
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,300
Series 2009 1, 5% 2/1/14	2,500	2,540
Series 2011 A, 5% 12/1/18	5,575	6,489
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	7,026
5% 8/1/15	1,000	1,072
		79,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	$ 3,555	$ 3,960
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,544
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,597
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,389
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,036
		21,526
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,196
5% 12/1/15	4,395	4,757
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (c)	4,000	4,000
Series 2012 Q1, 5% 10/1/21	1,000	1,158
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,911
Series 2012 A:
5% 7/1/19	7,000	7,999
5% 7/1/20	15,070	17,304
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,954
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,342
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,110
Series 2011:
4% 12/1/16	1,265	1,371
5% 12/1/17	1,685	1,914
5% 12/1/18	685	782
5% 12/1/19	1,820	2,077
5% 12/1/20	1,000	1,144
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,414
5% 10/1/16	1,530	1,698
5% 10/1/17	1,455	1,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	$ 4,265	$ 4,291
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,476
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,095
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,165
Series 2009 D, 5.5% 6/1/16	7,910	8,896
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,239
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,517
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,249
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,497
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,972
5% 10/1/20	1,000	1,158
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,557
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,006
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,075
5% 9/1/17	1,000	1,123
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,267
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	813
5.25% 10/1/15	3,525	3,798
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,455
5% 10/1/20	2,000	2,341
5% 10/1/21	2,000	2,340
5% 10/1/22	1,000	1,172
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,070
5% 11/15/22	485	513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	$ 1,000	$ 1,149
5% 7/1/20	1,000	1,150
5% 7/1/21	2,000	2,294
5% 7/1/22	2,000	2,286
5% 7/1/23	2,000	2,258
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,930
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,061
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,436
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,189
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,387
5% 10/1/16	1,000	1,103
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,002
5% 11/1/15 (FSA Insured)	1,825	1,954
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,541
Series 2012, 5% 7/1/19	1,000	1,157
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,724
Series 2010 C, 5% 10/1/17	1,895	2,178
Series 2011 B:
5% 10/1/18	2,250	2,621
5% 10/1/19	2,325	2,730
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	5,028
5% 10/1/19 (c)	2,025	2,274
5% 10/1/18 (c)	2,745	3,102
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,069
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.: - continued
Series 2011, 5% 10/1/19	$ 5,590	$ 6,609
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,811
5% 11/15/17	1,500	1,715
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (c)	3,000	3,095
5% 10/1/15 (FSA Insured) (c)	2,920	3,145
5% 10/1/16 (FSA Insured) (c)	6,000	6,611
5% 10/1/17 (FSA Insured) (c)	5,000	5,604
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,061
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,277
		297,780
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,571
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,811
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,458
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,897
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,580
5% 11/1/14	7,490	7,864
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,642
5% 1/1/20	4,000	4,675
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,320
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,962
Series 2008 D:
5.75% 1/1/19	14,890	17,479
5.75% 1/1/20	3,555	4,101
Series B, 5% 1/1/17	2,750	3,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG:
5% 1/1/16	$ 680	$ 740
5% 1/1/20	675	783
5% 1/1/21	1,670	1,937
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,783
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.32%, tender 9/1/14 (b)	13,800	13,775
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,949
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,317
5% 1/1/15	1,040	1,084
5% 1/1/16	2,415	2,565
5% 1/1/18	1,530	1,655
		137,027
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (c)	3,900	4,191
Series 2011, 5% 7/1/19 (c)	4,000	4,564
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,525
5% 6/1/16 (Escrowed to Maturity)	2,895	3,223
Series DY:
5% 2/1/15	3,500	3,719
5% 2/1/16	4,000	4,415
		28,637
Illinois - 9.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	6,763
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,500
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 6,642
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,630
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,094
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,368
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,127
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,007
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,644
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,385
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,254
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,118
Series 2010 E:
5% 1/1/15 (c)	4,000	4,215
5% 1/1/16 (c)	1,500	1,630
Series 2011 B, 5% 1/1/18	6,500	7,323
Series 2012 A:
5% 1/1/14 (c)	6,000	6,066
5% 1/1/14 (c)	2,000	2,022
5% 1/1/21	1,400	1,578
Series 2012 B, 5% 1/1/21 (c)	4,605	5,175
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,867
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,233
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	470
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,460
5% 1/1/23	1,200	1,297
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,263
Series 2010 A, 5.25% 11/15/22	4,960	5,411
Series 2011 A, 5.25% 11/15/22	1,000	1,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/19	$ 3,200	$ 3,603
5% 11/15/20	7,210	8,054
5% 11/15/21	4,970	5,445
5% 11/15/22	1,250	1,362
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,823
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	5,640	5,642
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,775
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,639
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,356
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	585
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,565	3,635
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,061
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,266
5% 5/15/17	3,520	3,951
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,038
5.75% 5/1/19	2,650	2,998
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,319
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,876
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,107
Series 2012 A, 5% 5/15/23	1,300	1,401
Series 2012:
5% 9/1/19	1,115	1,261
5% 9/1/20	1,470	1,660
5% 9/1/21	1,645	1,847
5% 9/1/22	2,165	2,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,612
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,755
Series 2004 B, 5% 3/1/14	15,500	15,776
Series 2004, 5% 11/1/16	11,000	12,091
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,440
Series 2007 A, 5.5% 6/1/15	1,000	1,072
Series 2007 B, 5% 1/1/17	9,835	10,764
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,992
5% 1/1/21 (FSA Insured)	1,600	1,708
Series 2012:
4% 3/1/14	5,000	5,068
5% 3/1/19	5,500	6,069
5% 8/1/19	1,600	1,767
5% 8/1/20	6,900	7,550
5% 8/1/21	1,400	1,511
5% 8/1/22	5,800	6,174
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,379
5% 5/15/16 (FSA Insured)	2,325	2,519
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,376
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,455
4.5% 6/15/17	6,075	6,754
Series 2010, 5% 6/15/15	8,800	9,477
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,024
5% 6/15/20	6,000	6,323
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,339
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	573
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,725	$ 2,720
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,606
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	694
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,338
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	870
0% 11/1/16 (Escrowed to Maturity)	740	722
0% 11/1/16 (FSA Insured)	2,235	2,142
		363,437
Indiana - 2.3%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,011
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,587
5% 5/1/15	6,420	6,826
Series 2013:
5% 8/15/22	700	802
5% 8/15/23	1,000	1,143
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,317
5% 12/1/15	2,135	2,327
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,602
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,584
Series 2010 A, 5% 2/1/17	2,800	3,179
Series 2012:
5% 3/1/20	650	722
5% 3/1/21	1,225	1,355
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,376
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	$ 3,400	$ 3,436
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,204
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,684
5% 1/1/20	1,250	1,433
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	962
5% 10/1/22	1,600	1,871
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	554
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	10,000	10,002
Series 2010 B:
5% 10/1/16	5,000	5,509
5% 10/1/17	5,000	5,591
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,075
4% 1/15/20	1,345	1,441
4% 1/15/21	1,250	1,326
5% 7/15/19	1,680	1,907
5% 7/15/20	1,170	1,332
5% 7/15/21	1,000	1,133
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	554
5% 7/1/15	315	340
5% 7/1/16	500	558
Series Z-1:
5% 7/1/16	1,215	1,355
5% 7/1/17	1,000	1,144
5% 7/1/18	1,500	1,755
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,073
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,075
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,283
		91,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	$ 1,700	$ 1,835
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	604
5% 11/15/15	625	682
5% 11/15/16	875	982
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,903
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,105
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,532
5% 11/15/15 (Escrowed to Maturity)	6,245	6,847
5% 11/15/16 (Escrowed to Maturity)	5,410	6,126
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,653
5% 11/15/20 (Escrowed to Maturity)	2,745	3,299
		28,733
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	757
4% 2/1/15	1,495	1,551
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,309
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,832
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,570
1.6%, tender 6/1/17 (b)	8,000	8,037
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,037
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,051
		32,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.597%, tender 5/1/17 (b)	$ 25,000	$ 24,838
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,202
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,070
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,698
5% 7/1/22	1,000	1,125
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,122
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,082
		37,137
Maryland - 1.8%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,225
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,621
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,383
Series 2012 D, 0.952%, tender 11/15/17 (b)	14,000	13,962
Series 2013 A:
0.702%, tender 5/15/18 (b)	5,000	4,943
0.722%, tender 5/15/18 (b)	7,100	7,089
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,840
Series 2011 A, 5% 7/1/20	16,000	18,782
		70,845
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,030
5% 5/15/16	4,400	4,901
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,707
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,594
4% 7/1/16	1,000	1,084
Series Q2:
4% 7/1/15	1,170	1,244
4% 7/1/16	1,000	1,084
5% 7/1/14	1,080	1,118
5% 7/1/17	1,370	1,561
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,563
5% 1/1/16	1,300	1,376
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (b)	5,900	5,859
4.5% 11/15/18	5,500	5,535
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,116
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,277
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,367
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,915
		72,426
Michigan - 3.3%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,221
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,175
5% 5/1/20	2,000	2,176
5% 5/1/21	1,810	1,957
Detroit Swr. Disp. Rev. Series 2006 D, 0.874% 7/1/32 (b)	4,070	3,030
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,385
5% 5/1/20	2,635	2,976
5% 5/1/21	2,150	2,418
5% 5/1/22	1,850	2,060
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,452
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	$ 1,250	$ 1,426
5% 11/15/19	1,000	1,142
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,231
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,154
Series 2012 A:
5% 6/1/16	2,290	2,486
5% 6/1/17	1,410	1,559
5% 6/1/18	2,430	2,695
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,284
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,163
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,893
5% 10/1/15	3,250	3,515
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,196
5% 5/1/15	1,845	1,972
5% 5/1/16	1,865	2,012
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,209
Univ. of Michigan Rev. Bonds 0.27%, tender 4/1/15 (b)	30,870	30,877
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (c)	1,500	1,576
Series 2010 A, 5% 12/1/18 (c)	1,400	1,570
Series 2011 A, 5% 12/1/19 (c)	22,700	25,398
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,492
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,246
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,582
		131,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,295
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,408
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	615
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,056
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,095
		6,469
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,195
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(c)	4,900	4,901
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (b)	3,500	3,494
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,969
		24,559
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,630
5% 7/1/18	765	874
		3,504
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,235
Series C:
4% 1/1/15	2,360	2,467
4% 1/1/16	2,195	2,358
		6,060
Nevada - 3.0%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,008
5% 7/1/15	3,500	3,773
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2013 C1, 2.5% 7/1/15 (c)	$ 12,400	$ 12,751
Series 2013 C2, 2% 7/1/14	8,700	8,809
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,922
Series 2012 A, 5% 6/15/19	24,610	28,353
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (c)	3,000	3,057
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,129
Series 2012 B, 5% 8/1/20	2,230	2,618
Series 2013 D1:
5% 3/1/22	11,250	13,148
5% 3/1/23	4,500	5,241
5% 3/1/24	2,700	3,116
		120,925
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,735
4% 7/1/21	1,520	1,519
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,355
5% 2/1/18	2,500	2,835
		10,444
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	806
Series 2009 A:
5% 6/15/15	11,285	12,129
5% 6/15/16	6,500	7,120
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	7,000	7,304
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,894
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,772
Series 2008 W, 5% 3/1/15	10,400	11,063
Series 2009 BB, 5% 9/1/15	3,390	3,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2011 EE, 5% 9/1/20	$ 5,000	$ 5,741
Series 2012 G, 0.65% 2/1/15 (b)	7,800	7,801
Series 2012 II, 5% 3/1/21	6,800	7,780
Series 2012, 5% 6/15/18	10,600	11,679
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,747
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,927
Series 2013:
5% 12/1/18 (c)	6,000	6,630
5% 12/1/19 (c)	3,850	4,219
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.82%, tender 12/22/14 (b)	15,400	15,418
Series 2013 D, 0.6%, tender 1/1/16 (b)	5,000	4,976
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,872
Series 2013 A, 5% 1/1/24	4,345	4,884
Series 2013 C, 0.55% 1/1/17 (b)	16,000	15,878
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,707
Series 2003 B. 5.25% 12/15/19	3,000	3,510
Series 2013 A, 5% 6/15/20	18,000	20,820
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,614
		188,963
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,753
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,642
Series 2010 A1:
4% 12/1/15	3,700	3,959
4% 12/1/16	6,750	7,372
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,054
		46,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 10.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,248
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	725
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,060
Series 2010 A, 5% 5/1/15	5,000	5,311
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,805
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,873
Series B, 5% 8/1/14	10,000	10,399
Series J8, 0.45% 8/1/21 (b)	7,500	7,485
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,540
Series 2010 B:
5% 11/1/17	15,225	17,586
5% 11/1/17 (Escrowed to Maturity)	14,775	17,156
5% 11/1/20	5,950	6,996
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	976
5% 11/1/17	10,115	11,684
Series 2012 A:
5% 11/1/17	7,000	8,086
5% 11/1/20	4,500	5,348
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,697
Series 2012 A, 4% 5/15/20	8,000	8,851
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,269
Series 2009 D:
5% 6/15/15	16,075	17,326
5% 6/15/16	9,330	10,412
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,076
Series A:
5% 2/15/15	8,775	9,335
5% 2/15/15 (Escrowed to Maturity)	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,423
5% 8/15/14	7,755	8,070
Series 2009 A1, 5% 2/15/15	9,000	9,565
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,832
Series 2008 B, 5% 7/1/15	30,000	32,347
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,056
Series 2009 A:
5% 7/1/15	12,850	13,823
5% 7/1/16	8,390	9,289
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,379
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.3%, tender 11/1/14 (b)	6,000	5,990
Series B:
5% 11/15/14	1,350	1,420
5% 11/15/15	2,325	2,550
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.542%, tender 11/1/14 (b)	6,800	6,794
Series 2012 G2, 0.652%, tender 11/1/15 (b)	13,300	13,264
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,046
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,070
Series 2008 B2:
5% 11/15/19	6,185	7,133
5% 11/15/20	5,500	6,349
5% 11/15/21	4,000	4,603
Series 2010 B2, 4% 11/15/14	2,830	2,947
Series 2012 B, 5% 11/15/22	2,000	2,295
Series 2012 D, 5% 11/15/18	2,515	2,891
Series 2012 E:
4% 11/15/19	4,000	4,386
5% 11/15/21	2,435	2,802
Series 2012 F, 5% 11/15/19	5,000	5,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	$ 1,000	$ 1,135
Series 2011 A1:
5% 4/1/17	1,500	1,702
5% 4/1/18	3,500	4,054
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,245
Series 2011 A, 5% 3/15/21	18,425	21,716
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,146
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,081
		431,428
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,127
Non State Specific - 0.1%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,493
5% 12/1/22 (c)	1,470	1,631
5.25% 12/1/23 (c)	1,540	1,734
		4,858
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,098
4% 6/1/18	1,280	1,410
4% 6/1/20	1,000	1,096
5% 6/1/19	1,305	1,506
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,463
5% 3/1/18	1,500	1,739
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,505
5% 11/1/15 (FSA Insured)	1,600	1,698
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,227
5% 1/1/16	6,035	6,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series 2012 D, 5% 1/1/14	$ 3,000	$ 3,034
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,328
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,605
5% 6/1/16	1,000	1,101
5% 6/1/17	3,220	3,624
5% 6/1/18	3,820	4,355
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,905
Series 2008 A, 5.25% 1/1/20	2,000	2,236
Series 2012 A, 5% 1/1/18	18,685	21,331
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.572%, tender 12/1/15 (b)	11,500	11,508
		81,374
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,962
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,274
5% 6/1/17	3,500	3,848
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,184
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,095
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,288
5% 6/15/23	1,855	1,960
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	801
5% 6/1/16 (FSA Insured)	1,105	1,193
5% 6/1/17 (FSA Insured)	1,160	1,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	$ 5,500	$ 5,564
Series 2009 C, 5.625% 6/1/18	1,395	1,520
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	7,093
Series 2010 C:
4% 10/1/15	3,200	3,426
5% 10/1/16	1,250	1,396
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,153
5% 10/1/15	4,535	4,945
Series 2010 A, 5% 10/1/15	1,185	1,292
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,995
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,778
Series 2011 A, 5% 8/1/17	3,070	3,525
Series 2012 C, 5% 9/15/21	4,350	5,171
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,109
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	526
5% 1/15/17	1,000	1,104
Series 2013 A2, 0.27% 1/1/15 (b)	1,430	1,429
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,339
5% 12/1/16 (Escrowed to Maturity)	280	317
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,067
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	10,963
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	881
5% 12/1/14	2,275	2,384
		92,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,768
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,727
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,099
		10,594
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,572
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	607
5% 3/15/15	2,500	2,639
5% 3/15/16	1,750	1,899
		7,717
Pennsylvania - 5.5%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (c)	1,350	1,364
5% 1/1/15 (FSA Insured) (c)	1,000	1,052
5% 1/1/16 (FSA Insured) (c)	1,000	1,089
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,432
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,473
5% 8/15/14	1,955	2,036
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,027
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,623
5% 7/1/22	5,200	5,704
5% 1/1/23	3,000	3,264
5% 7/1/23	1,650	1,768
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,074
5% 7/1/17	1,255	1,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	$ 1,650	$ 1,650
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,444
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,742
5% 3/1/19	2,310	2,582
5% 3/1/20	2,140	2,395
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 10/1/13 (b)(c)	11,500	11,500
(Waste Mgmt., Inc. Proj.) Series 2010 B, 0.85%, tender 10/1/13 (b)	7,785	7,785
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,255
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,435
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,400
Series 2013 A, 0.67% 12/1/17 (b)	6,400	6,341
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,230
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,151
5.375% 7/1/16 (FSA Insured)	2,300	2,554
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,658
5% 12/15/15 (FSA Insured)	5,000	5,443
5% 12/15/16 (FSA Insured)	7,275	8,135
Series 2011:
5.25% 8/1/17	6,165	6,977
5.25% 8/1/18	5,515	6,295
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17 (a)	6,635	7,493
5% 11/15/18 (a)	3,430	3,901
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,974
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,660
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,811
5% 2/1/16 (FSA Insured)	5,620	6,099
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,679
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,537
5% 9/1/16 (FSA Insured)	1,685	1,877
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,478
5% 11/15/14	4,690	4,924
5% 11/15/15	2,420	2,633
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,142
5% 6/1/19	200	230
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,021
5% 4/1/19	1,305	1,450
5% 4/1/20	1,250	1,385
5% 4/1/21	1,000	1,104
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,391
		217,173
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,920
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,152
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,279
		9,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	$ 1,190	$ 1,370
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,313
5% 12/1/20	1,000	1,179
Series 2012 C:
5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	2,400	2,419
5% 12/1/17	10,535	12,183
		19,464
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	649
5% 9/1/15	680	733
5% 9/1/16	500	555
5% 9/1/17	490	556
Series 2011:
5% 9/1/17	1,100	1,248
5% 9/1/18	1,200	1,372
5% 9/1/19	1,255	1,431
		6,544
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,128
5% 1/1/20	2,500	2,789
5% 1/1/21	2,500	2,777
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,275
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,896
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,994
5% 7/1/17	1,100	1,234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,364
		21,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 7.9%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,798
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,427
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,094
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,038
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,665
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,465
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,886
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,180
Corpus Christi Independent School District 4% 8/15/14	10,140	10,471
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,626
5% 11/1/15	5,000	5,454
Series 2013 F:
5% 11/1/20	1,500	1,723
5% 11/1/21	3,000	3,423
5% 11/1/22	5,000	5,675
5% 11/1/19	2,000	2,299
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,874
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,068
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,406
Grand Parkway Trans. Corp. Bonds Series 2013 C, 2%, tender 8/1/14 (b)	16,500	16,591
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,357
Series 2009, 5% 2/15/16	1,375	1,512
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.27% 6/1/14 (b)	1,565	1,565
0.37% 6/1/15 (b)	1,465	1,464
0.47% 6/1/16 (b)	1,590	1,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	$ 1,000	$ 1,045
5% 11/15/16	500	556
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,119
Bonds Series 2012 B, 0.66%, tender 8/15/15 (b)	10,470	10,456
Series 2012 A, 0.5% 8/15/15 (b)	1,300	1,299
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	8,283
Series 2012 A, 5% 7/1/23 (c)	2,000	2,177
Series A:
5% 7/1/15	2,070	2,235
5% 7/1/16	1,080	1,199
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14	2,855	2,914
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,913
Series 2005 A, 0% 2/15/16	4,500	4,412
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.67%, tender 8/1/16 (b)	9,200	9,197
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,453
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,943
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,343
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,178
Series 2012 A, 4% 5/15/14	1,575	1,612
5% 5/15/15	2,120	2,276
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,610
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,604
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,164
5% 7/1/18	3,030	3,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Series 2009, 4% 2/15/17	$ 1,840	$ 2,018
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.85%, tender 1/2/14 (b)	10,000	10,000
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,709
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,252
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	19,927
1.2%, tender 8/1/17 (b)	30,000	29,833
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,065
5% 10/1/20	1,000	1,114
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,522
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,156
5% 9/15/21	1,000	1,157
5% 9/15/22	3,440	3,982
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,678
5% 5/15/20	6,000	7,094
5% 5/15/21	5,000	5,946
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,352
5% 2/15/15 (Escrowed to Maturity)	280	298
5% 2/15/16	2,000	2,205
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,459
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	859
5% 8/15/23	1,000	1,143
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,059
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,500
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,028
5% 9/1/15	835	900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agy. Rev. Series 2010: - continued
5% 9/1/16	$ 750	$ 832
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,619
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,316
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,448
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,240
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,026
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,151
		315,505
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,760
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,227
		4,987
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,390
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,325
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	615
5% 7/15/21	400	428
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,066
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,834
		10,943
Washington - 1.9%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,234
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Series 2012 A: - continued
5% 1/1/21	$ 1,865	$ 2,161
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,168
5% 12/1/17	2,950	3,402
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,810
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (c)	2,000	2,176
5% 2/1/17 (c)	2,500	2,778
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,261
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,871
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,507
4% 1/1/21	2,000	2,187
5% 1/1/20	3,000	3,478
5% 1/1/21	1,770	2,051
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,064
		76,738
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(c)	7,000	7,075
Wisconsin - 1.0%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (c)	1,720	1,868
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,784
Series 2010 1:
5% 5/1/15	8,005	8,586
5% 5/1/16	10,000	11,094
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,295
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,655
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
5% 12/15/15	$ 1,105	$ 1,206
5% 12/15/16	1,440	1,615
5% 12/15/17	1,540	1,762
Series 2012, 5% 10/1/21	1,400	1,610
		38,517
TOTAL MUNICIPAL BONDS (Cost $3,703,646)		3,780,832
Municipal Notes - 3.7%

California - 0.8%
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,000
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.37% 5/1/14 (b)	28,000	28,000
		33,000
Illinois - 0.6%
Chicago Gen. Oblig. Series 2003 B2, 0.39% 10/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,000	25,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.34% 10/7/13, VRDN (b)	32,000	32,000
New Jersey - 0.3%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,304
Newark Gen. Oblig.:
BAN Series 2012 D, 2% 12/11/13	3,000	3,004
TAN 1.5% 2/20/14	5,100	5,105
		11,413
New York - 1.2%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,610
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,709
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	$ 3,700	$ 3,721
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,034
		46,074
TOTAL MUNICIPAL NOTES (Cost $147,478)		147,487
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $3,851,124)		3,928,319
NET OTHER ASSETS (LIABILITIES) - 1.1%		42,542
NET ASSETS - 100%		$ 3,970,861
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $3,851,140,000. Net unrealized appreciation aggregated $77,179,000, of which $100,252,000 related to appreciated investment securities and $23,073,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Limited Term
Municipal Income Fund
(formerly Fidelity Advisor®
Short-Intermediate
Municipal Income Fund)
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity® Limited Term
Municipal Income Fund
(formerly Fidelity® Short-Intermediate
Municipal Income Fund)

1.807761.109

ASTM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Arizona - 2.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,217
5% 10/1/16 (FSA Insured)	13,000	14,408
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,281
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,747
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,084
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,894
Series 2008, 5.5% 9/1/16	1,385	1,560
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,171
5% 10/1/20	5,180	5,990
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,191
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,948
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,927
5% 7/1/18	5,200	5,556
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,811
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,300
Series 2009 B, 5% 7/1/16	5,090	5,676
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,721
Series 2012 A:
5% 7/1/18	825	946
5% 7/1/19	1,550	1,788
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,339
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011: - continued
5% 7/1/17	$ 3,315	$ 3,639
5% 7/1/18	3,365	3,736
		114,237
California - 12.2%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,520
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,024
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	13,742
Series 2010 M, 5% 5/1/16	8,000	8,901
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,173
Series 2009 A:
5% 7/1/15	3,660	3,793
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,631
5.25% 7/1/14	1,780	1,847
5.25% 7/1/14 (Escrowed to Maturity)	520	540
California Gen. Oblig.:
5% 11/1/13	9,060	9,096
5% 9/1/18	7,500	8,765
5% 9/1/19	20,000	23,549
5% 9/1/20	20,000	23,628
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,449
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,103
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	2,996
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,374
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (b)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,470
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.35%, tender 4/1/16 (b)	17,000	16,945
0.35%, tender 4/1/16 (b)	30,000	29,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.95%, tender 11/1/13 (b)(c)	$ 4,100	$ 4,100
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,250	3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,030
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,143
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,185
5% 10/1/19	1,490	1,750
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,440
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,511
5% 10/1/19	5,000	5,880
5% 10/1/20	2,525	2,965
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,153
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,841
Series 2009 J, 5% 11/1/17	2,300	2,651
Series 2010 A:
5% 3/1/16	2,000	2,197
5% 3/1/17	5,405	6,097
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,340
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,552
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,276
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.492%, tender 12/12/15 (b)	12,500	12,533
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.42%, tender 7/1/14 (b)	55,900	55,923
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,667
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/17	12,905	14,833
Series 2013 A:
5% 7/1/18	9,750	11,419
5% 7/1/19	4,400	5,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	$ 5,000	$ 5,643
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,572
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,671
5% 3/1/19	2,935	3,333
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,274
5% 12/1/17	9,790	11,218
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,182
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.22%, tender 5/1/15 (b)	18,000	17,976
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,367
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,160
5% 7/1/15	2,170	2,340
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,122
5% 7/1/18	2,000	2,298
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,108
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,760
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,061
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,898
5% 6/1/17	3,700	4,144
5% 6/1/18	6,470	7,360
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,726
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,043
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,973
5% 8/1/18	8,000	8,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	$ 1,160	$ 1,126
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,983
Series 2009 B, 5% 5/15/14	7,000	7,207
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,165
		484,074
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,479
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	570
		5,049
Connecticut - 2.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,300	4,337
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,112
Series 2012 C, 5% 6/1/21	23,420	27,639
Series 2012 D, 0.36% 9/15/15 (b)	6,000	6,000
Series 2013 A:
0.21% 3/1/15 (b)	2,800	2,794
0.3% 3/1/16 (b)	1,100	1,090
0.41% 3/1/17 (b)	1,400	1,383
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	3,000	3,003
Series D, 4% 7/1/14	1,000	1,026
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,300
Series 2009 1, 5% 2/1/14	2,500	2,540
Series 2011 A, 5% 12/1/18	5,575	6,489
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	7,026
5% 8/1/15	1,000	1,072
		79,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	$ 3,555	$ 3,960
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,544
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,597
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,389
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,036
		21,526
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,196
5% 12/1/15	4,395	4,757
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (c)	4,000	4,000
Series 2012 Q1, 5% 10/1/21	1,000	1,158
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,911
Series 2012 A:
5% 7/1/19	7,000	7,999
5% 7/1/20	15,070	17,304
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,954
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,342
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,110
Series 2011:
4% 12/1/16	1,265	1,371
5% 12/1/17	1,685	1,914
5% 12/1/18	685	782
5% 12/1/19	1,820	2,077
5% 12/1/20	1,000	1,144
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,414
5% 10/1/16	1,530	1,698
5% 10/1/17	1,455	1,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	$ 4,265	$ 4,291
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,476
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,095
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,165
Series 2009 D, 5.5% 6/1/16	7,910	8,896
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,239
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,517
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,249
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,497
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,972
5% 10/1/20	1,000	1,158
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,557
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,006
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,075
5% 9/1/17	1,000	1,123
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,267
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	813
5.25% 10/1/15	3,525	3,798
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,455
5% 10/1/20	2,000	2,341
5% 10/1/21	2,000	2,340
5% 10/1/22	1,000	1,172
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,070
5% 11/15/22	485	513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	$ 1,000	$ 1,149
5% 7/1/20	1,000	1,150
5% 7/1/21	2,000	2,294
5% 7/1/22	2,000	2,286
5% 7/1/23	2,000	2,258
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,930
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,061
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,436
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,189
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,387
5% 10/1/16	1,000	1,103
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,002
5% 11/1/15 (FSA Insured)	1,825	1,954
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,541
Series 2012, 5% 7/1/19	1,000	1,157
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,724
Series 2010 C, 5% 10/1/17	1,895	2,178
Series 2011 B:
5% 10/1/18	2,250	2,621
5% 10/1/19	2,325	2,730
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	5,028
5% 10/1/19 (c)	2,025	2,274
5% 10/1/18 (c)	2,745	3,102
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,069
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.: - continued
Series 2011, 5% 10/1/19	$ 5,590	$ 6,609
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,811
5% 11/15/17	1,500	1,715
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (c)	3,000	3,095
5% 10/1/15 (FSA Insured) (c)	2,920	3,145
5% 10/1/16 (FSA Insured) (c)	6,000	6,611
5% 10/1/17 (FSA Insured) (c)	5,000	5,604
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,061
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,277
		297,780
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,571
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,811
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,458
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,897
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,580
5% 11/1/14	7,490	7,864
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,642
5% 1/1/20	4,000	4,675
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,320
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,962
Series 2008 D:
5.75% 1/1/19	14,890	17,479
5.75% 1/1/20	3,555	4,101
Series B, 5% 1/1/17	2,750	3,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG:
5% 1/1/16	$ 680	$ 740
5% 1/1/20	675	783
5% 1/1/21	1,670	1,937
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,783
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.32%, tender 9/1/14 (b)	13,800	13,775
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,949
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,317
5% 1/1/15	1,040	1,084
5% 1/1/16	2,415	2,565
5% 1/1/18	1,530	1,655
		137,027
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (c)	3,900	4,191
Series 2011, 5% 7/1/19 (c)	4,000	4,564
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,525
5% 6/1/16 (Escrowed to Maturity)	2,895	3,223
Series DY:
5% 2/1/15	3,500	3,719
5% 2/1/16	4,000	4,415
		28,637
Illinois - 9.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	6,763
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,500
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 6,642
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,630
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,094
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,368
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,127
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,007
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,644
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,385
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,254
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,118
Series 2010 E:
5% 1/1/15 (c)	4,000	4,215
5% 1/1/16 (c)	1,500	1,630
Series 2011 B, 5% 1/1/18	6,500	7,323
Series 2012 A:
5% 1/1/14 (c)	6,000	6,066
5% 1/1/14 (c)	2,000	2,022
5% 1/1/21	1,400	1,578
Series 2012 B, 5% 1/1/21 (c)	4,605	5,175
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,867
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,233
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	470
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,460
5% 1/1/23	1,200	1,297
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,263
Series 2010 A, 5.25% 11/15/22	4,960	5,411
Series 2011 A, 5.25% 11/15/22	1,000	1,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/19	$ 3,200	$ 3,603
5% 11/15/20	7,210	8,054
5% 11/15/21	4,970	5,445
5% 11/15/22	1,250	1,362
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,823
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	5,640	5,642
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,775
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,639
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,356
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	585
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,565	3,635
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,061
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,266
5% 5/15/17	3,520	3,951
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,038
5.75% 5/1/19	2,650	2,998
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,319
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,876
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,107
Series 2012 A, 5% 5/15/23	1,300	1,401
Series 2012:
5% 9/1/19	1,115	1,261
5% 9/1/20	1,470	1,660
5% 9/1/21	1,645	1,847
5% 9/1/22	2,165	2,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,612
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,755
Series 2004 B, 5% 3/1/14	15,500	15,776
Series 2004, 5% 11/1/16	11,000	12,091
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,440
Series 2007 A, 5.5% 6/1/15	1,000	1,072
Series 2007 B, 5% 1/1/17	9,835	10,764
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,992
5% 1/1/21 (FSA Insured)	1,600	1,708
Series 2012:
4% 3/1/14	5,000	5,068
5% 3/1/19	5,500	6,069
5% 8/1/19	1,600	1,767
5% 8/1/20	6,900	7,550
5% 8/1/21	1,400	1,511
5% 8/1/22	5,800	6,174
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,379
5% 5/15/16 (FSA Insured)	2,325	2,519
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,376
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,455
4.5% 6/15/17	6,075	6,754
Series 2010, 5% 6/15/15	8,800	9,477
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,024
5% 6/15/20	6,000	6,323
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,339
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	573
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,725	$ 2,720
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,606
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	694
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,338
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	870
0% 11/1/16 (Escrowed to Maturity)	740	722
0% 11/1/16 (FSA Insured)	2,235	2,142
		363,437
Indiana - 2.3%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,011
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,587
5% 5/1/15	6,420	6,826
Series 2013:
5% 8/15/22	700	802
5% 8/15/23	1,000	1,143
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,317
5% 12/1/15	2,135	2,327
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,602
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,584
Series 2010 A, 5% 2/1/17	2,800	3,179
Series 2012:
5% 3/1/20	650	722
5% 3/1/21	1,225	1,355
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,376
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	$ 3,400	$ 3,436
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,204
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,684
5% 1/1/20	1,250	1,433
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	962
5% 10/1/22	1,600	1,871
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	554
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	10,000	10,002
Series 2010 B:
5% 10/1/16	5,000	5,509
5% 10/1/17	5,000	5,591
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,075
4% 1/15/20	1,345	1,441
4% 1/15/21	1,250	1,326
5% 7/15/19	1,680	1,907
5% 7/15/20	1,170	1,332
5% 7/15/21	1,000	1,133
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	554
5% 7/1/15	315	340
5% 7/1/16	500	558
Series Z-1:
5% 7/1/16	1,215	1,355
5% 7/1/17	1,000	1,144
5% 7/1/18	1,500	1,755
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,073
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,075
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,283
		91,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	$ 1,700	$ 1,835
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	604
5% 11/15/15	625	682
5% 11/15/16	875	982
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,903
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,105
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,532
5% 11/15/15 (Escrowed to Maturity)	6,245	6,847
5% 11/15/16 (Escrowed to Maturity)	5,410	6,126
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,653
5% 11/15/20 (Escrowed to Maturity)	2,745	3,299
		28,733
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	757
4% 2/1/15	1,495	1,551
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,309
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,832
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,570
1.6%, tender 6/1/17 (b)	8,000	8,037
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,037
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,051
		32,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.597%, tender 5/1/17 (b)	$ 25,000	$ 24,838
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,202
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,070
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,698
5% 7/1/22	1,000	1,125
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,122
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,082
		37,137
Maryland - 1.8%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,225
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,621
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,383
Series 2012 D, 0.952%, tender 11/15/17 (b)	14,000	13,962
Series 2013 A:
0.702%, tender 5/15/18 (b)	5,000	4,943
0.722%, tender 5/15/18 (b)	7,100	7,089
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,840
Series 2011 A, 5% 7/1/20	16,000	18,782
		70,845
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,030
5% 5/15/16	4,400	4,901
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,707
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,594
4% 7/1/16	1,000	1,084
Series Q2:
4% 7/1/15	1,170	1,244
4% 7/1/16	1,000	1,084
5% 7/1/14	1,080	1,118
5% 7/1/17	1,370	1,561
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,563
5% 1/1/16	1,300	1,376
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (b)	5,900	5,859
4.5% 11/15/18	5,500	5,535
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,116
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,277
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,367
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,915
		72,426
Michigan - 3.3%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,221
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,175
5% 5/1/20	2,000	2,176
5% 5/1/21	1,810	1,957
Detroit Swr. Disp. Rev. Series 2006 D, 0.874% 7/1/32 (b)	4,070	3,030
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,385
5% 5/1/20	2,635	2,976
5% 5/1/21	2,150	2,418
5% 5/1/22	1,850	2,060
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,452
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	$ 1,250	$ 1,426
5% 11/15/19	1,000	1,142
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,231
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,154
Series 2012 A:
5% 6/1/16	2,290	2,486
5% 6/1/17	1,410	1,559
5% 6/1/18	2,430	2,695
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,284
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,163
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,893
5% 10/1/15	3,250	3,515
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,196
5% 5/1/15	1,845	1,972
5% 5/1/16	1,865	2,012
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,209
Univ. of Michigan Rev. Bonds 0.27%, tender 4/1/15 (b)	30,870	30,877
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (c)	1,500	1,576
Series 2010 A, 5% 12/1/18 (c)	1,400	1,570
Series 2011 A, 5% 12/1/19 (c)	22,700	25,398
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,492
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,246
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,582
		131,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,295
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,408
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	615
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,056
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,095
		6,469
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,195
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(c)	4,900	4,901
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (b)	3,500	3,494
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,969
		24,559
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,630
5% 7/1/18	765	874
		3,504
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,235
Series C:
4% 1/1/15	2,360	2,467
4% 1/1/16	2,195	2,358
		6,060
Nevada - 3.0%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,008
5% 7/1/15	3,500	3,773
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2013 C1, 2.5% 7/1/15 (c)	$ 12,400	$ 12,751
Series 2013 C2, 2% 7/1/14	8,700	8,809
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,922
Series 2012 A, 5% 6/15/19	24,610	28,353
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (c)	3,000	3,057
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,129
Series 2012 B, 5% 8/1/20	2,230	2,618
Series 2013 D1:
5% 3/1/22	11,250	13,148
5% 3/1/23	4,500	5,241
5% 3/1/24	2,700	3,116
		120,925
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,735
4% 7/1/21	1,520	1,519
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,355
5% 2/1/18	2,500	2,835
		10,444
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	806
Series 2009 A:
5% 6/15/15	11,285	12,129
5% 6/15/16	6,500	7,120
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	7,000	7,304
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,894
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,772
Series 2008 W, 5% 3/1/15	10,400	11,063
Series 2009 BB, 5% 9/1/15	3,390	3,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2011 EE, 5% 9/1/20	$ 5,000	$ 5,741
Series 2012 G, 0.65% 2/1/15 (b)	7,800	7,801
Series 2012 II, 5% 3/1/21	6,800	7,780
Series 2012, 5% 6/15/18	10,600	11,679
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,747
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,927
Series 2013:
5% 12/1/18 (c)	6,000	6,630
5% 12/1/19 (c)	3,850	4,219
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.82%, tender 12/22/14 (b)	15,400	15,418
Series 2013 D, 0.6%, tender 1/1/16 (b)	5,000	4,976
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,872
Series 2013 A, 5% 1/1/24	4,345	4,884
Series 2013 C, 0.55% 1/1/17 (b)	16,000	15,878
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,707
Series 2003 B. 5.25% 12/15/19	3,000	3,510
Series 2013 A, 5% 6/15/20	18,000	20,820
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,614
		188,963
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,753
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,642
Series 2010 A1:
4% 12/1/15	3,700	3,959
4% 12/1/16	6,750	7,372
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,054
		46,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 10.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,248
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	725
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,060
Series 2010 A, 5% 5/1/15	5,000	5,311
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,805
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,873
Series B, 5% 8/1/14	10,000	10,399
Series J8, 0.45% 8/1/21 (b)	7,500	7,485
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,540
Series 2010 B:
5% 11/1/17	15,225	17,586
5% 11/1/17 (Escrowed to Maturity)	14,775	17,156
5% 11/1/20	5,950	6,996
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	976
5% 11/1/17	10,115	11,684
Series 2012 A:
5% 11/1/17	7,000	8,086
5% 11/1/20	4,500	5,348
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,697
Series 2012 A, 4% 5/15/20	8,000	8,851
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,269
Series 2009 D:
5% 6/15/15	16,075	17,326
5% 6/15/16	9,330	10,412
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,076
Series A:
5% 2/15/15	8,775	9,335
5% 2/15/15 (Escrowed to Maturity)	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,423
5% 8/15/14	7,755	8,070
Series 2009 A1, 5% 2/15/15	9,000	9,565
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,832
Series 2008 B, 5% 7/1/15	30,000	32,347
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,056
Series 2009 A:
5% 7/1/15	12,850	13,823
5% 7/1/16	8,390	9,289
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,379
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.3%, tender 11/1/14 (b)	6,000	5,990
Series B:
5% 11/15/14	1,350	1,420
5% 11/15/15	2,325	2,550
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.542%, tender 11/1/14 (b)	6,800	6,794
Series 2012 G2, 0.652%, tender 11/1/15 (b)	13,300	13,264
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,046
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,070
Series 2008 B2:
5% 11/15/19	6,185	7,133
5% 11/15/20	5,500	6,349
5% 11/15/21	4,000	4,603
Series 2010 B2, 4% 11/15/14	2,830	2,947
Series 2012 B, 5% 11/15/22	2,000	2,295
Series 2012 D, 5% 11/15/18	2,515	2,891
Series 2012 E:
4% 11/15/19	4,000	4,386
5% 11/15/21	2,435	2,802
Series 2012 F, 5% 11/15/19	5,000	5,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	$ 1,000	$ 1,135
Series 2011 A1:
5% 4/1/17	1,500	1,702
5% 4/1/18	3,500	4,054
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,245
Series 2011 A, 5% 3/15/21	18,425	21,716
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,146
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,081
		431,428
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,127
Non State Specific - 0.1%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,493
5% 12/1/22 (c)	1,470	1,631
5.25% 12/1/23 (c)	1,540	1,734
		4,858
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,098
4% 6/1/18	1,280	1,410
4% 6/1/20	1,000	1,096
5% 6/1/19	1,305	1,506
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,463
5% 3/1/18	1,500	1,739
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,505
5% 11/1/15 (FSA Insured)	1,600	1,698
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,227
5% 1/1/16	6,035	6,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series 2012 D, 5% 1/1/14	$ 3,000	$ 3,034
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,328
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,605
5% 6/1/16	1,000	1,101
5% 6/1/17	3,220	3,624
5% 6/1/18	3,820	4,355
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,905
Series 2008 A, 5.25% 1/1/20	2,000	2,236
Series 2012 A, 5% 1/1/18	18,685	21,331
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.572%, tender 12/1/15 (b)	11,500	11,508
		81,374
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,962
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,274
5% 6/1/17	3,500	3,848
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,184
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,095
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,288
5% 6/15/23	1,855	1,960
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	801
5% 6/1/16 (FSA Insured)	1,105	1,193
5% 6/1/17 (FSA Insured)	1,160	1,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	$ 5,500	$ 5,564
Series 2009 C, 5.625% 6/1/18	1,395	1,520
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	7,093
Series 2010 C:
4% 10/1/15	3,200	3,426
5% 10/1/16	1,250	1,396
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,153
5% 10/1/15	4,535	4,945
Series 2010 A, 5% 10/1/15	1,185	1,292
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,995
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,778
Series 2011 A, 5% 8/1/17	3,070	3,525
Series 2012 C, 5% 9/15/21	4,350	5,171
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,109
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	526
5% 1/15/17	1,000	1,104
Series 2013 A2, 0.27% 1/1/15 (b)	1,430	1,429
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,339
5% 12/1/16 (Escrowed to Maturity)	280	317
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,067
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	10,963
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	881
5% 12/1/14	2,275	2,384
		92,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,768
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,727
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,099
		10,594
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,572
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	607
5% 3/15/15	2,500	2,639
5% 3/15/16	1,750	1,899
		7,717
Pennsylvania - 5.5%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (c)	1,350	1,364
5% 1/1/15 (FSA Insured) (c)	1,000	1,052
5% 1/1/16 (FSA Insured) (c)	1,000	1,089
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,432
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,473
5% 8/15/14	1,955	2,036
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,027
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,623
5% 7/1/22	5,200	5,704
5% 1/1/23	3,000	3,264
5% 7/1/23	1,650	1,768
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,074
5% 7/1/17	1,255	1,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	$ 1,650	$ 1,650
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,444
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,742
5% 3/1/19	2,310	2,582
5% 3/1/20	2,140	2,395
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 10/1/13 (b)(c)	11,500	11,500
(Waste Mgmt., Inc. Proj.) Series 2010 B, 0.85%, tender 10/1/13 (b)	7,785	7,785
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,255
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,435
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,400
Series 2013 A, 0.67% 12/1/17 (b)	6,400	6,341
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,230
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,151
5.375% 7/1/16 (FSA Insured)	2,300	2,554
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,658
5% 12/15/15 (FSA Insured)	5,000	5,443
5% 12/15/16 (FSA Insured)	7,275	8,135
Series 2011:
5.25% 8/1/17	6,165	6,977
5.25% 8/1/18	5,515	6,295
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17 (a)	6,635	7,493
5% 11/15/18 (a)	3,430	3,901
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,974
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,660
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,811
5% 2/1/16 (FSA Insured)	5,620	6,099
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,679
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,537
5% 9/1/16 (FSA Insured)	1,685	1,877
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,478
5% 11/15/14	4,690	4,924
5% 11/15/15	2,420	2,633
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,142
5% 6/1/19	200	230
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,021
5% 4/1/19	1,305	1,450
5% 4/1/20	1,250	1,385
5% 4/1/21	1,000	1,104
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,391
		217,173
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,920
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,152
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,279
		9,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	$ 1,190	$ 1,370
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,313
5% 12/1/20	1,000	1,179
Series 2012 C:
5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	2,400	2,419
5% 12/1/17	10,535	12,183
		19,464
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	649
5% 9/1/15	680	733
5% 9/1/16	500	555
5% 9/1/17	490	556
Series 2011:
5% 9/1/17	1,100	1,248
5% 9/1/18	1,200	1,372
5% 9/1/19	1,255	1,431
		6,544
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,128
5% 1/1/20	2,500	2,789
5% 1/1/21	2,500	2,777
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,275
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,896
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,994
5% 7/1/17	1,100	1,234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,364
		21,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 7.9%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,798
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,427
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,094
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,038
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,665
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,465
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,886
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,180
Corpus Christi Independent School District 4% 8/15/14	10,140	10,471
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,626
5% 11/1/15	5,000	5,454
Series 2013 F:
5% 11/1/20	1,500	1,723
5% 11/1/21	3,000	3,423
5% 11/1/22	5,000	5,675
5% 11/1/19	2,000	2,299
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,874
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,068
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,406
Grand Parkway Trans. Corp. Bonds Series 2013 C, 2%, tender 8/1/14 (b)	16,500	16,591
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,357
Series 2009, 5% 2/15/16	1,375	1,512
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.27% 6/1/14 (b)	1,565	1,565
0.37% 6/1/15 (b)	1,465	1,464
0.47% 6/1/16 (b)	1,590	1,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	$ 1,000	$ 1,045
5% 11/15/16	500	556
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,119
Bonds Series 2012 B, 0.66%, tender 8/15/15 (b)	10,470	10,456
Series 2012 A, 0.5% 8/15/15 (b)	1,300	1,299
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	8,283
Series 2012 A, 5% 7/1/23 (c)	2,000	2,177
Series A:
5% 7/1/15	2,070	2,235
5% 7/1/16	1,080	1,199
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14	2,855	2,914
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,913
Series 2005 A, 0% 2/15/16	4,500	4,412
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.67%, tender 8/1/16 (b)	9,200	9,197
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,453
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,943
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,343
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,178
Series 2012 A, 4% 5/15/14	1,575	1,612
5% 5/15/15	2,120	2,276
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,610
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,604
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,164
5% 7/1/18	3,030	3,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Series 2009, 4% 2/15/17	$ 1,840	$ 2,018
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.85%, tender 1/2/14 (b)	10,000	10,000
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,709
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,252
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	19,927
1.2%, tender 8/1/17 (b)	30,000	29,833
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,065
5% 10/1/20	1,000	1,114
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,522
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,156
5% 9/15/21	1,000	1,157
5% 9/15/22	3,440	3,982
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,678
5% 5/15/20	6,000	7,094
5% 5/15/21	5,000	5,946
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,352
5% 2/15/15 (Escrowed to Maturity)	280	298
5% 2/15/16	2,000	2,205
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,459
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	859
5% 8/15/23	1,000	1,143
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,059
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,500
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,028
5% 9/1/15	835	900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agy. Rev. Series 2010: - continued
5% 9/1/16	$ 750	$ 832
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,619
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,316
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,448
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,240
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,026
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,151
		315,505
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,760
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,227
		4,987
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,390
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,325
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	615
5% 7/15/21	400	428
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,066
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,834
		10,943
Washington - 1.9%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,234
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Series 2012 A: - continued
5% 1/1/21	$ 1,865	$ 2,161
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,168
5% 12/1/17	2,950	3,402
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,810
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (c)	2,000	2,176
5% 2/1/17 (c)	2,500	2,778
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,261
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,871
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,507
4% 1/1/21	2,000	2,187
5% 1/1/20	3,000	3,478
5% 1/1/21	1,770	2,051
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,064
		76,738
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(c)	7,000	7,075
Wisconsin - 1.0%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (c)	1,720	1,868
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,784
Series 2010 1:
5% 5/1/15	8,005	8,586
5% 5/1/16	10,000	11,094
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,295
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,655
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
5% 12/15/15	$ 1,105	$ 1,206
5% 12/15/16	1,440	1,615
5% 12/15/17	1,540	1,762
Series 2012, 5% 10/1/21	1,400	1,610
		38,517
TOTAL MUNICIPAL BONDS (Cost $3,703,646)		3,780,832
Municipal Notes - 3.7%

California - 0.8%
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,000
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.37% 5/1/14 (b)	28,000	28,000
		33,000
Illinois - 0.6%
Chicago Gen. Oblig. Series 2003 B2, 0.39% 10/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,000	25,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.34% 10/7/13, VRDN (b)	32,000	32,000
New Jersey - 0.3%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,304
Newark Gen. Oblig.:
BAN Series 2012 D, 2% 12/11/13	3,000	3,004
TAN 1.5% 2/20/14	5,100	5,105
		11,413
New York - 1.2%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,610
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,709
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	$ 3,700	$ 3,721
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,034
		46,074
TOTAL MUNICIPAL NOTES (Cost $147,478)		147,487
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $3,851,124)		3,928,319
NET OTHER ASSETS (LIABILITIES) - 1.1%		42,542
NET ASSETS - 100%		$ 3,970,861
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $3,851,140,000. Net unrealized appreciation aggregated $77,179,000, of which $100,252,000 related to appreciated investment securities and $23,073,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013